UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                      Limited Term New York Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                        24.1%
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.6
--------------------------------------------------------------------------------
Electric Utilities                                                          8.5
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.5
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           7.1
--------------------------------------------------------------------------------
General Obligation                                                          5.8
--------------------------------------------------------------------------------
Special Assessment                                                          5.4
--------------------------------------------------------------------------------
Municipal Leases                                                            5.1
--------------------------------------------------------------------------------
Airlines                                                                    4.8
--------------------------------------------------------------------------------
Higher Education                                                            3.6

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CREDIT ALLOCATION

AAA                   23.5%
AA                    15.2
A                     19.6
BBB                   37.6
BB                     1.4
B                      0.1
CCC                    1.0
Other Securities       1.6

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC. OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund delivered attractive yields throughout the period while generating higher total returns than both of its benchmarks, the Lehman Brothers Municipal Bond Index and the Merrill Lynch 3-7 Year Municipal Index. The Fund compared favorably to both indices largely because it was more broadly diversified across the credit spectrum. We use our extensive credit research capabilities to select misunderstood and little-known securities whose above average yields are more than commensurate with what we consider their true levels of risk. As credit spreads narrowed in 2004, holdings in BBB-rated bonds particularly benefited the Fund; credit-sensitive bonds in several sectors, including electric utilities, higher education and manufacturing, appreciated.

      While typically volatile, gains were also recognized by most of the Fund's Master Settlement Agreement (MSA) bonds, which represented 24.1% of total investments at December 31, 2004. These bonds are backed by states' and territories' shares of income generated by a 1998 national settlement agreement entered into between 46 states and major tobacco manufacturers. Most MSA bonds are rated investment-grade, and carry higher yields than other comparably rated securities. Thus, they are strong contributors to the Fund's above-average yields. However rewarding, these bonds continue to be volatile due to ongoing litigation involving the tobacco industry.

      Through 2004, we maintained our positions in MSA bonds. In our view, the price fluctuations do not accurately reflect the industry's ability to meet debt obligations incurred under the Master Settlement Agreement. Furthermore, the number of lawsuits against tobacco manufacturers has decreased since 2002, and several recent court-case rulings were favorable to the industry's litigation environment. Finally, more New York MSA bonds were retired than issued in 2004, so we believe that the relative scarcity and attractive yields of MSA bonds will make them increasingly attractive to investors.

      During the year, several of the Fund's holdings were pre-refunded, giving a boost to the Fund's total return. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another, previously issued bond -thus the term "pre-refunded". With the added assurance of principal repayment, the original bond becomes a more secure credit, while its coupon remains unchanged, causing its market price to appreciate. Among the bonds pre-refunded in 2004 was an issue by the U.S. territory of Puerto Rico, and one issued by the New Rochelle Housing Authority.


                    10 | LIMITED TERM NEW YORK MUNICIPAL FUND

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2004. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C shares, performance is measured from inception of the Classes on May 1, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Limited Term New York Municipal Fund (Class A)
      Lehman Brothers Municipal Bond Index
      Merrill Lynch Municipal Index (3-7 Years)
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Limited Term New York
                         Municipal Fund         Lehman Brothers            Merrill Lynch           Consumer Price
                           (Class A)         Municipal Bond Index   Municipal Index (3-7 Years)        Index
12/31/1994                   9,650                   10,000                   10,000                   10,000
03/31/1995                   9,972                   10,707                   10,340                   10,114
06/30/1995                  10,178                   10,965                   10,655                   10,187
09/30/1995                  10,416                   11,280                   10,837                   10,234
12/31/1995                  10,616                   11,746                   11,065                   10,254
03/31/1996                  10,641                   11,604                   11,081                   10,401
06/30/1996                  10,716                   11,693                   11,117                   10,468
09/30/1996                  10,925                   11,961                   11,314                   10,541
12/31/1996                  11,128                   12,266                   11,537                   10,595
03/31/1997                  11,210                   12,236                   11,527                   10,688
06/30/1997                  11,495                   12,658                   11,823                   10,708
09/30/1997                  11,794                   13,039                   12,072                   10,768
12/31/1997                  12,019                   13,393                   12,285                   10,775
03/31/1998                  12,183                   13,547                   12,415                   10,835
06/30/1998                  12,371                   13,754                   12,556                   10,888
09/30/1998                  12,632                   14,176                   12,902                   10,929
12/31/1998                  12,733                   14,261                   13,015                   10,949
03/31/1999                  12,812                   14,387                   13,133                   11,022
06/30/1999                  12,731                   14,133                   12,976                   11,102
09/30/1999                  12,685                   14,077                   13,084                   11,216
12/31/1999                  12,622                   13,968                   13,101                   11,242
03/31/2000                  12,851                   14,376                   13,257                   11,436
06/30/2000                  13,009                   14,593                   13,480                   11,516
09/30/2000                  13,248                   14,946                   13,756                   11,603
12/31/2000                  13,565                   15,600                   14,181                   11,623
03/31/2001                  13,778                   15,946                   14,581                   11,770
06/30/2001                  13,943                   16,050                   14,735                   11,890
09/30/2001                  14,237                   16,500                   15,128                   11,910
12/31/2001                  14,222                   16,399                   15,029                   11,804
03/31/2002                  14,328                   16,554                   15,090                   11,944
06/30/2002                  14,602                   17,160                   15,757                   12,017
09/30/2002                  15,138                   17,974                   16,367                   12,091
12/31/2002                  15,123                   17,974                   16,547                   12,084
03/31/2003                  15,162                   18,190                   16,712                   12,305
06/30/2003                  15,330                   18,660                   17,054                   12,271
09/30/2003                  15,500                   18,674                   17,207                   12,371
12/31/2003                  15,849                   18,929                   17,245                   12,311
03/31/2004                  16,130                   19,257                   17,473                   12,518
06/30/2004                  15,773                   18,801                   17,115                   12,672
09/30/2004                  16,343                   19,533                   17,608                   12,685
12/31/2004                  16,605                   19,778                   17,748                   12,712

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 1.10%    5-Year 4.89%    10-Year 5.20%


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Limited Term New York Municipal Fund (Class B)
      Lehman Brothers Municipal Bond Index
      Merrill Lynch Municipal Index (3-7 Years)
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Limited Term New York
                        Municipal Fund          Lehman Brothers            Merrill Lynch           Consumer Price
                          (Class B)          Municipal Bond Index   Municipal Index (3-7 Years)        Index
05/01/1997                  10,000                   10,000                   10,000                   10,000
06/30/1997                  10,166                   10,259                   10,236                   10,006
09/30/1997                  10,379                   10,568                   10,452                   10,062
12/31/1997                  10,589                   10,855                   10,636                   10,069
03/31/1998                  10,713                   10,980                   10,749                   10,125
06/30/1998                  10,825                   11,147                   10,871                   10,175
09/30/1998                  11,065                   11,489                   11,171                   10,212
12/31/1998                  11,132                   11,558                   11,269                   10,231
03/31/1999                  11,180                   11,660                   11,371                   10,300
06/30/1999                  11,054                   11,454                   11,235                   10,375
09/30/1999                  11,026                   11,409                   11,329                   10,481
12/31/1999                  10,949                   11,320                   11,343                   10,506
03/31/2000                  11,092                   11,651                   11,478                   10,687
06/30/2000                  11,207                   11,827                   11,671                   10,762
09/30/2000                  11,427                   12,113                   11,910                   10,843
12/31/2000                  11,677                   12,643                   12,278                   10,861
03/31/2001                  11,802                   12,923                   12,624                   10,999
06/30/2001                  11,957                   13,007                   12,758                   11,111
09/30/2001                  12,150                   13,373                   13,098                   11,130
12/31/2001                  12,151                   13,291                   13,012                   11,030
03/31/2002                  12,218                   13,416                   13,066                   11,161
06/30/2002                  12,428                   13,907                   13,642                   11,230
09/30/2002                  12,823                   14,567                   14,171                   11,298
12/31/2002                  12,822                   14,567                   14,327                   11,292
03/31/2003                  12,791                   14,742                   14,469                   11,498
06/30/2003                  12,964                   15,123                   14,765                   11,467
09/30/2003                  13,108                   15,135                   14,898                   11,561
12/31/2003                  13,403                   15,341                   14,931                   11,504
03/31/2004                  13,640                   15,607                   15,129                   11,698
06/30/2004                  13,339                   15,237                   14,819                   11,841
09/30/2004                  13,821                   15,831                   15,245                   11,854
12/31/2004                  14,043                   16,029                   15,366                   11,879

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year -0.36%   5-Year 4.60%    Since Inception(5/1/97) 4.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Limited Term New York Municipal Fund (Class C)
      Lehman Brothers Municipal Bond Index
      Merrill Lynch Municipal Index (3-7 Years)
      Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Limited Term New York
                        Municipal Fund          Lehman Brothers            Merrill Lynch           Consumer Price
                          (Class C)          Municipal Bond Index   Municipal Index (3-7 Years)        Index
05/01/1997                  10,000                   10,000                   10,000                   10,000
06/30/1997                  10,166                   10,259                   10,236                   10,006
09/30/1997                  10,379                   10,568                   10,452                   10,062
12/31/1997                  10,558                   10,855                   10,636                   10,069
03/31/1998                  10,683                   10,980                   10,749                   10,125
06/30/1998                  10,827                   11,147                   10,871                   10,175
09/30/1998                  11,068                   11,489                   11,171                   10,212
12/31/1998                  11,102                   11,558                   11,269                   10,231
03/31/1999                  11,184                   11,660                   11,371                   10,300
06/30/1999                  11,059                   11,454                   11,235                   10,375
09/30/1999                  10,997                   11,409                   11,329                   10,481
12/31/1999                  10,921                   11,320                   11,343                   10,506
03/31/2000                  11,098                   11,651                   11,478                   10,687
06/30/2000                  11,214                   11,827                   11,671                   10,762
09/30/2000                  11,399                   12,113                   11,910                   10,843
12/31/2000                  11,650                   12,643                   12,278                   10,861
03/31/2001                  11,811                   12,923                   12,624                   10,999
06/30/2001                  11,930                   13,007                   12,758                   11,111
09/30/2001                  12,159                   13,373                   13,098                   11,130
12/31/2001                  12,123                   13,291                   13,012                   11,030
03/31/2002                  12,190                   13,416                   13,066                   11,161
06/30/2002                  12,400                   13,907                   13,642                   11,230
09/30/2002                  12,832                   14,567                   14,171                   11,298
12/31/2002                  12,794                   14,567                   14,327                   11,292
03/31/2003                  12,804                   14,742                   14,469                   11,498
06/30/2003                  12,921                   15,123                   14,765                   11,467
09/30/2003                  13,040                   15,135                   14,898                   11,561
12/31/2003                  13,309                   15,341                   14,931                   11,504
03/31/2004                  13,520                   15,607                   15,129                   11,698
06/30/2004                  13,195                   15,237                   14,819                   11,841
09/30/2004                  13,647                   15,831                   15,245                   11,854
12/31/2004                  13,841                   16,029                   15,366                   11,879

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 3.00%   5-Year 4.85%     Since Inception(5/1/97) 4.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS X shares of the Fund were first publicly offered on 5/1/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 2.5% (1-year) and 0% (5-year and since inception). Class X shares are currently closed to new investors. As of April 1, 2004, all outstanding Class X shares converted to Class A shares.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING     ENDING           EXPENSES
                             ACCOUNT       ACCOUNT          PAID DURING
                             VALUE         VALUE            6 MONTHS ENDED
                             (7/1/04)      (12/31/04)       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00    $ 1,052.80       $ 4.03
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00      1,021.22         3.97
--------------------------------------------------------------------------------
Class B Actual                 1,000.00      1,045.50         8.10
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00      1,017.24         7.99
--------------------------------------------------------------------------------
Class C Actual                 1,000.00      1,049.00         7.91
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00      1,017.44         7.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A            0.78%
-----------------------------
Class B            1.57
-----------------------------
Class C            1.53
--------------------------------------------------------------------------------


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.5%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.1%
$     785,000    Albany County Airport Authority                     5.300%      12/15/2009     12/15/2007 2  $      847,321
----------------------------------------------------------------------------------------------------------------------------
       60,000    Albany County Airport Authority                     5.300       12/15/2015 7   12/15/2009 2          64,188
----------------------------------------------------------------------------------------------------------------------------
       90,000    Albany County Airport Authority                     5.375       12/15/2017     12/15/2007 2          96,586
----------------------------------------------------------------------------------------------------------------------------
    2,260,000    Albany County Airport Authority                     5.500       12/15/2019 7   12/15/2009 2       2,434,924
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Albany County IDA
                 (Albany College of Pharmacy)                        5.250       12/01/2019     12/01/2014 2       1,579,935
----------------------------------------------------------------------------------------------------------------------------
        5,000    Albany GO                                           7.000       01/15/2010     07/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
      250,000    Albany Hsg. Authority                               6.250       10/01/2012 7   10/01/2007 2         259,120
----------------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (Albany Law School)                      5.750       10/01/2030     10/01/2010 2         108,930
----------------------------------------------------------------------------------------------------------------------------
      220,000    Albany IDA (Albany Medical Center)                  5.600       05/01/2005     05/01/2005           220,803
----------------------------------------------------------------------------------------------------------------------------
    5,335,000    Albany IDA (Charitable Leadership)                  5.500       07/01/2011     07/13/2010 1       5,758,972
----------------------------------------------------------------------------------------------------------------------------
    8,810,000    Albany IDA (Charitable Leadership)                  6.000       07/01/2019 7   07/01/2013 2       9,522,377
----------------------------------------------------------------------------------------------------------------------------
    2,660,000    Albany IDA
                 (Daughters of Sarah Nursing Home)                   5.250       10/20/2021     04/20/2012 2       2,873,093
----------------------------------------------------------------------------------------------------------------------------
    1,590,000    Albany IDA (H. Johnson Office Park)                 4.750       03/01/2018 7   03/01/2008 3       1,592,910
----------------------------------------------------------------------------------------------------------------------------
       35,000    Albany IDA (Port of Albany)                         6.250       02/01/2005     02/01/2005            35,000
----------------------------------------------------------------------------------------------------------------------------
      125,000    Albany IDA
                 (University Heights-Albany Law School)              6.750       12/01/2019 7   12/01/2009 2         145,825
----------------------------------------------------------------------------------------------------------------------------
    1,655,000    Albany IDA
                 (University Heights-Albany Pharmacy)                6.750       12/01/2019 7   12/01/2009 2       1,983,335
----------------------------------------------------------------------------------------------------------------------------
       40,000    Albany IDA
                 (University Heights-Albany Pharmacy)                6.750       12/01/2029 7   12/01/2009 2          47,936
----------------------------------------------------------------------------------------------------------------------------
    1,935,000    Albany Municipal Water Finance Authority            5.250       12/01/2017     06/01/2008 2       2,089,374
----------------------------------------------------------------------------------------------------------------------------
    2,915,000    Albany Municipal Water Finance Authority            5.250       12/01/2020     06/01/2008 2       3,120,537
----------------------------------------------------------------------------------------------------------------------------
    3,235,000    Albany Municipal Water Finance Authority            5.250       12/01/2022     06/01/2008 2       3,463,100
----------------------------------------------------------------------------------------------------------------------------
    2,590,000    Albany Municipal Water Finance Authority            5.250       12/01/2023     06/01/2008 2       2,772,621
----------------------------------------------------------------------------------------------------------------------------
       20,000    Albany Parking Authority                            0.000 8     09/15/2005     09/15/2005            19,645
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Albany Parking Authority                            5.625       07/15/2020 7   07/15/2012 2       2,151,140
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Albany Parking Authority                            5.625       07/15/2025 7   07/15/2012 2       1,062,370
----------------------------------------------------------------------------------------------------------------------------
      140,000    Allegany County IDA
                 (Houghton College)                                  5.000       01/15/2010     01/15/2008 2         147,669
----------------------------------------------------------------------------------------------------------------------------
    4,380,000    Allegany County IDA
                 (Houghton College)                                  5.250       01/15/2018     01/15/2010 2       4,522,481
----------------------------------------------------------------------------------------------------------------------------
    2,505,000    Amherst IDA (Daemen College)                        5.750       10/01/2011     12/21/2008 1       2,762,689
----------------------------------------------------------------------------------------------------------------------------
      490,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2016     04/01/2012 2         533,816
----------------------------------------------------------------------------------------------------------------------------
      420,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2017 7   04/01/2012 2         455,381
----------------------------------------------------------------------------------------------------------------------------
      855,000    Andpress HDC (Andpress Plaza)                       6.600       01/15/2023 7   02/15/2005 2         855,941
----------------------------------------------------------------------------------------------------------------------------
       50,000    Arlington Central School District                   5.000       12/15/2015     12/15/2009 2          55,533


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,380,000    Arlington Central School District                   5.000%      12/15/2020     12/15/2012 2  $    1,470,790
----------------------------------------------------------------------------------------------------------------------------
       10,000    Arlington Central School District                   5.625       05/15/2022     05/15/2007 2          11,269
----------------------------------------------------------------------------------------------------------------------------
    6,940,000    Babylon IDA (WSNCHS East, Inc.)                     6.500       08/01/2019 7   08/01/2010 2       8,025,138
----------------------------------------------------------------------------------------------------------------------------
      320,000    Battery Park City Authority                         5.650       12/01/2013 7   06/01/2005 2         320,634
----------------------------------------------------------------------------------------------------------------------------
    2,435,000    Battery Park City Authority                         5.750       06/01/2023 7   06/01/2005 2       2,462,735
----------------------------------------------------------------------------------------------------------------------------
      500,000    Bethlehem Water System                              5.500       03/01/2022     03/01/2013 2         544,435
----------------------------------------------------------------------------------------------------------------------------
      320,000    Blauvelt Volunteer Fire Company                     6.000       10/15/2008     05/02/2007 1         319,581
----------------------------------------------------------------------------------------------------------------------------
      885,000    Brookhaven IDA (Alternatives for Children)          7.000       02/01/2013     07/09/2009 1         909,028
----------------------------------------------------------------------------------------------------------------------------
    1,415,000    Brookhaven IDA (Dowling College)                    6.500       11/01/2012     11/01/2012         1,447,913
----------------------------------------------------------------------------------------------------------------------------
      485,000    Brookhaven IDA (Stony Brook Foundation)             5.750       11/01/2008     05/27/2007 1         511,219
----------------------------------------------------------------------------------------------------------------------------
      415,000    Broome County COP                                   5.250       04/01/2022 7   04/01/2005 2         424,267
----------------------------------------------------------------------------------------------------------------------------
      440,000    Buffalo & Fort Erie Public Bridge Authority         5.750       01/01/2025     07/01/2005 2         445,531
----------------------------------------------------------------------------------------------------------------------------
       20,000    Buffalo & Fort Erie Public Bridge Authority         6.000       01/01/2015     07/01/2005 2          20,262
----------------------------------------------------------------------------------------------------------------------------
      375,000    Capital District Youth Center                       6.000       02/01/2017     02/01/2007 2         396,158
----------------------------------------------------------------------------------------------------------------------------
      200,000    Carnegie Redevelopment Corp. 9                      6.250       09/01/2005     09/01/2005           199,706
----------------------------------------------------------------------------------------------------------------------------
    1,550,000    Carnegie Redevelopment Corp. 9                      6.500       09/01/2011     05/17/2009 1       1,534,624
----------------------------------------------------------------------------------------------------------------------------
      435,000    Cattaraugus County IDA
                 (Jamestown Community College)                       6.000       07/01/2012 7   07/01/2010 2         483,998
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Chautaugua County Tobacco Asset
                 Securitization Corp.                                6.250       07/01/2016     07/01/2012 2       1,115,108
----------------------------------------------------------------------------------------------------------------------------
    1,840,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.000       07/01/2012     03/30/2009 4       1,931,595
----------------------------------------------------------------------------------------------------------------------------
    3,530,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.500       07/01/2024     07/01/2012 2       3,592,763
----------------------------------------------------------------------------------------------------------------------------
   18,160,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.750       07/01/2040     07/01/2012 2      18,506,856
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Clarence IDA (Bristol Village)                      6.000       01/20/2044     01/20/2013 2       2,707,700
----------------------------------------------------------------------------------------------------------------------------
      100,000    Clifton Park GO                                     5.100       02/01/2011     02/01/2005 2         100,147
----------------------------------------------------------------------------------------------------------------------------
      245,000    Clifton Springs Hospital & Clinic                   7.000       01/01/2005     01/01/2005           245,000
----------------------------------------------------------------------------------------------------------------------------
    4,195,000    Cortland County IDA
                 (Cortland Memorial Hospital)                        5.625       07/01/2024 7   07/01/2012 2       4,563,153
----------------------------------------------------------------------------------------------------------------------------
       30,000    Dutchess County GO                                  5.375       03/15/2014     03/15/2006 2          31,687
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County IDA (Bard College)                  7.000       11/01/2017 7   05/01/2005 2       1,013,740
----------------------------------------------------------------------------------------------------------------------------
    5,205,000    Dutchess County IDA (Marist College)                5.150       07/01/2017     07/01/2013 2       5,521,412
----------------------------------------------------------------------------------------------------------------------------
    2,735,000    Dutchess County IDA
                 (Vassar Brothers Hospital)                          6.500       04/01/2020 7   04/01/2010 2       2,987,550
----------------------------------------------------------------------------------------------------------------------------
      515,000    East Rochester Hsg. Authority
                 (Gates Senior Hsg.)                                 5.200       04/20/2021     10/20/2013 2         531,403
----------------------------------------------------------------------------------------------------------------------------
    2,800,000    East Rochester Hsg. Authority
                 (Rochester St. Mary's Residence Facility)           5.375       12/20/2022 7   12/20/2015 2       3,005,212
----------------------------------------------------------------------------------------------------------------------------
      585,000    East Rochester Hsg. Authority
                 (St. John's Meadows)                                5.750       08/01/2037 7   08/01/2009 2         637,668


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     210,000    East Syracuse Hsg. Authority
                 (Bennett Manor Associates)                          6.700%      04/01/2021     04/01/2010 2  $      231,825
----------------------------------------------------------------------------------------------------------------------------
    1,875,000    Erie County GO                                      5.500       06/15/2025     06/15/2005 2       1,925,738
----------------------------------------------------------------------------------------------------------------------------
    2,510,000    Erie County GO                                      5.625       06/15/2020     06/15/2005 2       2,586,279
----------------------------------------------------------------------------------------------------------------------------
    1,300,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2025     05/01/2014 2       1,482,741
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2026     05/01/2014 2       7,375,680
----------------------------------------------------------------------------------------------------------------------------
    2,090,000    Erie County IDA (Medaille College)                  6.875       10/01/2013     12/20/2009 1       2,154,038
----------------------------------------------------------------------------------------------------------------------------
      535,000    Erie County IDA (Medaille College)                  7.250       11/01/2010     07/14/2008 1         551,285
----------------------------------------------------------------------------------------------------------------------------
       25,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.500       07/15/2012     07/15/2011 2          25,760
----------------------------------------------------------------------------------------------------------------------------
      665,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2013     07/15/2011 2         688,760
----------------------------------------------------------------------------------------------------------------------------
      500,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2014     07/15/2011 2         513,395
----------------------------------------------------------------------------------------------------------------------------
      100,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2015     07/15/2011 2         102,125
----------------------------------------------------------------------------------------------------------------------------
    7,935,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.000       07/15/2020     09/16/2010 4       8,117,426
----------------------------------------------------------------------------------------------------------------------------
      620,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.125       07/15/2030     06/07/2020 1         600,563
----------------------------------------------------------------------------------------------------------------------------
   16,825,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.500       07/15/2024     07/15/2011 2      17,173,782
----------------------------------------------------------------------------------------------------------------------------
    3,025,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2040 7   07/15/2011 2       3,084,774
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    Essex County IDA
                 (International Paper Company)                       5.800       12/01/2019     12/01/2007 2       1,289,900
----------------------------------------------------------------------------------------------------------------------------
       25,000    Fairport GO                                         5.000       05/15/2006     05/15/2005 2          25,055
----------------------------------------------------------------------------------------------------------------------------
    1,090,000    Franklin County IDA COP                             8.125       08/01/2006     04/27/2006 1       1,122,133
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2021     01/01/2014 2       1,054,460
----------------------------------------------------------------------------------------------------------------------------
      500,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2022     01/01/2014 2         524,940
----------------------------------------------------------------------------------------------------------------------------
      500,000    Hempstead GO                                        5.000       07/01/2018     07/01/2014 2         517,200
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Hempstead GO                                        5.000       07/01/2019     07/01/2014 2       1,229,595
----------------------------------------------------------------------------------------------------------------------------
    1,635,000    Hempstead GO                                        5.250       07/01/2023     07/01/2014 2       1,698,193
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Hempstead GO                                        5.250       07/01/2024     07/01/2014 2       1,788,837
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Hempstead IDA (Adelphi University)                  5.750       06/01/2022 7   06/01/2012 2       1,877,191
----------------------------------------------------------------------------------------------------------------------------
      165,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2011 1         164,941
----------------------------------------------------------------------------------------------------------------------------
      225,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2009 2         230,427
----------------------------------------------------------------------------------------------------------------------------
      225,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2009 2         230,427
----------------------------------------------------------------------------------------------------------------------------
      320,000    Hempstead IDA (Bristal Gardens) 10                  7.000       11/01/2013     08/24/2010 1         327,050


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,350,000    Hempstead IDA (Hofstra University)                  5.800%      07/01/2015     07/01/2006 2  $    1,446,201
----------------------------------------------------------------------------------------------------------------------------
    1,685,000    Herkimer County IDA (Burrows Paper) 9               8.000       01/01/2009     07/31/2007 1       1,658,428
----------------------------------------------------------------------------------------------------------------------------
      685,000    Herkimer County IDA (College Foundation)            5.850       11/01/2010     06/28/2008 1         745,294
----------------------------------------------------------------------------------------------------------------------------
    1,910,000    Herkimer Hsg. Authority                             7.150       03/01/2011     09/01/2006 2       1,928,661
----------------------------------------------------------------------------------------------------------------------------
       15,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.400       07/01/2012 7   07/01/2005 2          15,027
----------------------------------------------------------------------------------------------------------------------------
    2,340,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.500       01/01/2025 7   07/01/2005 2       2,358,580
----------------------------------------------------------------------------------------------------------------------------
      230,000    Hudson IDA (Have, Inc.)                             7.125       12/01/2007     12/21/2006 1         227,454
----------------------------------------------------------------------------------------------------------------------------
      440,000    Hudson IDA (Hudson Fabrics)                         6.000       11/01/2012     05/27/2009 1         442,240
----------------------------------------------------------------------------------------------------------------------------
       25,000    Islip Res Rec                                       6.500       07/01/2009     07/01/2005 2          26,033
----------------------------------------------------------------------------------------------------------------------------
    2,990,000    Islip Res Rec, Series E                             5.625       07/01/2017     07/01/2014 2       3,329,903
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Islip Res Rec, Series E                             5.750       07/01/2019     07/01/2014 2       1,315,060
----------------------------------------------------------------------------------------------------------------------------
    2,485,000    Jamestown Hsg. Authority                            6.125       07/01/2010     06/08/2008 1       2,457,690
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)            5.500       08/01/2024     08/01/2011 2       1,067,370
----------------------------------------------------------------------------------------------------------------------------
   16,630,000    L.I. Power Authority                                5.750       12/01/2024 7   06/01/2008 2      18,199,706
----------------------------------------------------------------------------------------------------------------------------
   14,765,000    L.I. Power Authority, Series A                      5.000       12/01/2018     06/01/2008 2      15,847,717
----------------------------------------------------------------------------------------------------------------------------
    5,095,000    L.I. Power Authority, Series A                      5.125       12/01/2016     06/01/2008 2       5,506,421
----------------------------------------------------------------------------------------------------------------------------
      285,000    L.I. Power Authority, Series A                      5.125       12/01/2022 7   06/01/2008 2         306,036
----------------------------------------------------------------------------------------------------------------------------
    4,370,000    L.I. Power Authority, Series A                      5.250       12/01/2026 7   06/01/2010 2       4,571,413
----------------------------------------------------------------------------------------------------------------------------
   17,355,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 2      18,530,801
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 2       7,474,250
----------------------------------------------------------------------------------------------------------------------------
       45,000    L.I. Power Authority, Series A                      5.300       12/01/2019     06/01/2008 2          49,091
----------------------------------------------------------------------------------------------------------------------------
       15,000    L.I. Power Authority, Series A                      5.500       12/01/2023     06/01/2008 2          16,365
----------------------------------------------------------------------------------------------------------------------------
   12,365,000    L.I. Power Authority, Series C                      5.500       09/01/2020     03/01/2008 2      13,167,118
----------------------------------------------------------------------------------------------------------------------------
    3,950,000    Lockport HDC                                        6.000       10/01/2018 7   10/01/2009 2       4,028,684
----------------------------------------------------------------------------------------------------------------------------
       75,000    Lowville GO                                         7.200       09/15/2007     09/15/2007            83,271
----------------------------------------------------------------------------------------------------------------------------
      560,000    Madison County IDA (Morrisville College)            6.750       07/01/2007     04/17/2006 1         571,054
----------------------------------------------------------------------------------------------------------------------------
    2,260,000    Madison County IDA
                 (Oneida Healthcare Center)                          5.500       02/01/2016     02/01/2011 2       2,449,569
----------------------------------------------------------------------------------------------------------------------------
      190,000    Medina Hsg. Corp.                                   8.250       08/15/2011 7   02/15/2005 2         190,414
----------------------------------------------------------------------------------------------------------------------------
      605,000    Middletown IDA
                 (Southwinds Retirement Home)                        5.875       03/01/2007     03/16/2006 1         598,956
----------------------------------------------------------------------------------------------------------------------------
    5,300,000    Monroe County COP                                   8.050       01/01/2011 7   07/01/2005 2       5,541,415
----------------------------------------------------------------------------------------------------------------------------
      695,000    Monroe County IDA (Canal Ponds)                     7.000       06/15/2013 7   06/15/2005 2         708,622
----------------------------------------------------------------------------------------------------------------------------
       25,000    Monroe County IDA
                 (Collegiate Hsg. Foundation--RIT)                   5.000       04/01/2010     04/01/2010            25,402
----------------------------------------------------------------------------------------------------------------------------
      420,000    Monroe County IDA
                 (Dayton Rogers Manufacturing)                       5.850       12/01/2006     06/05/2006 1         411,596
----------------------------------------------------------------------------------------------------------------------------
    1,285,000    Monroe County IDA
                 (DePaul Community Facilities)                       6.500       02/01/2024 7   02/01/2005 2       1,300,536
----------------------------------------------------------------------------------------------------------------------------
      590,000    Monroe County IDA (DePaul Properties)               5.900       09/01/2007     09/16/2006 1         577,769


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      60,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              5.800%      04/01/2005     04/01/2005    $       60,254
----------------------------------------------------------------------------------------------------------------------------
       65,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              5.900       04/01/2006     04/01/2006            66,274
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.100       04/01/2008     04/01/2007 2          78,412
----------------------------------------------------------------------------------------------------------------------------
      110,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.200       04/01/2009     04/01/2007 2         114,802
----------------------------------------------------------------------------------------------------------------------------
      100,000    Monroe County IDA
                 (Nazareth College of Rochester)                     5.250       04/01/2018     04/01/2008 2         109,864
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Nazareth College of Rochester)                     5.250       10/01/2021     10/01/2011 2          80,952
----------------------------------------------------------------------------------------------------------------------------
      555,000    Monroe County IDA (Piano Works)                     6.625       11/01/2006     05/07/2006 1         556,704
----------------------------------------------------------------------------------------------------------------------------
      250,000    Monroe County Tobacco Asset
                 Securitization Corp.                                5.875       06/01/2014     06/01/2011 2         258,270
----------------------------------------------------------------------------------------------------------------------------
   18,155,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.150       06/01/2025     04/22/2010 4      18,191,855
----------------------------------------------------------------------------------------------------------------------------
   11,165,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.375       06/01/2019 7   06/01/2011 2      11,540,367
----------------------------------------------------------------------------------------------------------------------------
    4,895,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.375       06/01/2035     08/22/2021 1       4,878,357
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.625       06/01/2042 7   06/01/2011 2       3,027,030
----------------------------------------------------------------------------------------------------------------------------
       20,000    Monroe County Water Authority                       5.250       08/01/2011     02/01/2005 2          20,152
----------------------------------------------------------------------------------------------------------------------------
      285,000    Monroe Newpower Corp.                               4.500       01/01/2011     10/01/2010 1         297,167
----------------------------------------------------------------------------------------------------------------------------
      155,000    Monroe Newpower Corp.                               4.700       01/01/2012     10/01/2011 1         162,629
----------------------------------------------------------------------------------------------------------------------------
      410,000    Monroe Newpower Corp.                               4.800       01/01/2013     10/01/2012 1         430,836
----------------------------------------------------------------------------------------------------------------------------
    7,800,000    Monroe Newpower Corp.                               6.375       01/01/2024     07/01/2009 2       8,467,524
----------------------------------------------------------------------------------------------------------------------------
      730,000    Montgomery County IDA (ASMF) 9,11,12                6.500       06/15/2005     06/15/2005            72,270
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Kings Court)                      5.125       12/01/2023     12/01/2015 2         289,094
----------------------------------------------------------------------------------------------------------------------------
      975,000    Mount Vernon IDA (Macedonia Towers)                 5.125       12/01/2023     12/01/2015 2       1,006,668
----------------------------------------------------------------------------------------------------------------------------
      375,000    Mount Vernon IDA (Meadowview)                       6.000       06/01/2009     07/14/2007 1         380,190
----------------------------------------------------------------------------------------------------------------------------
      270,000    Mount Vernon IDA (Section 8), Series A              3.250       12/01/2007     12/01/2007           267,143
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Section 8), Series A              3.500       06/01/2008     06/01/2008           276,576
----------------------------------------------------------------------------------------------------------------------------
    5,275,000    Mount Vernon IDA (Section 8), Series A              5.250       12/01/2014 7   06/01/2008 2       5,406,348
----------------------------------------------------------------------------------------------------------------------------
       30,000    MTA Commuter Facilities
                 (Grand Central Terminal)                            5.500       07/01/2012     07/01/2005 5          30,816
----------------------------------------------------------------------------------------------------------------------------
       25,000    MTA Commuter Facilities, Series 7                   5.625       07/01/2016 7   07/01/2005 5          26,208
----------------------------------------------------------------------------------------------------------------------------
    6,600,000    MTA Commuter Facilities, Series A                   6.500       07/01/2016     07/01/2007 5       7,282,440
----------------------------------------------------------------------------------------------------------------------------
       10,000    MTA Commuter Facilities, Series B                   5.000       07/01/2017     07/01/2009 5          10,752
----------------------------------------------------------------------------------------------------------------------------
        5,000    MTA Commuter Facilities, Series D                   5.000       07/01/2016     07/01/2007 5           5,336
----------------------------------------------------------------------------------------------------------------------------
      185,000    MTA Service Contract, Series 3                      7.375       07/01/2008     02/01/2007 1         202,612
----------------------------------------------------------------------------------------------------------------------------
    8,500,000    MTA Service Contract, Series A                      5.125       01/01/2024     07/01/2012 2       8,903,920


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  15,350,000    MTA Service Contract, Series A                      5.750%      07/01/2031     07/01/2012 2  $   17,369,907
----------------------------------------------------------------------------------------------------------------------------
    7,135,000    MTA, Series A                                       6.500       07/01/2016     07/01/2007 5       7,872,759
----------------------------------------------------------------------------------------------------------------------------
       55,000    MTA, Series B                                       5.000       07/01/2020 7   07/01/2007 2          58,641
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    MTA, Series B-2                                     5.000       07/01/2017     07/01/2007 2       2,150,400
----------------------------------------------------------------------------------------------------------------------------
       50,000    MTA, Series E                                       5.500       11/15/2021     11/15/2012 2          56,216
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    MTA, Series U                                       5.750       11/15/2032     11/15/2012 2      28,122,250
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    Municipal Assistance Corp. for
                 New York, NY                                        6.000       07/01/2008     07/01/2007 2      16,653,450
----------------------------------------------------------------------------------------------------------------------------
      710,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2015     03/01/2010 2         838,801
----------------------------------------------------------------------------------------------------------------------------
      720,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2016     03/01/2010 2         850,615
----------------------------------------------------------------------------------------------------------------------------
      730,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2017     03/01/2010 2         862,429
----------------------------------------------------------------------------------------------------------------------------
      740,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2018     03/01/2010 2         874,243
----------------------------------------------------------------------------------------------------------------------------
      745,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2019     03/01/2010 2         880,150
----------------------------------------------------------------------------------------------------------------------------
       90,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2020     03/01/2010 2         106,350
----------------------------------------------------------------------------------------------------------------------------
      705,000    Nassau County GO General Improvement,
                 Series F                                            7.000       03/01/2014     03/01/2010 2         833,225
----------------------------------------------------------------------------------------------------------------------------
      715,000    Nassau County IDA (ACDS) 10                         6.000       12/01/2019     12/02/2016 2         723,759
----------------------------------------------------------------------------------------------------------------------------
      535,000    Nassau County IDA (ALIA-ACDS)                       7.000       10/01/2016     11/01/2011 2         575,842
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    Nassau County IDA (ALIA-ACLD)                       5.750       09/01/2011     03/12/2009 1       1,118,315
----------------------------------------------------------------------------------------------------------------------------
      800,000    Nassau County IDA (ALIA-CMA)                        7.000       10/01/2016     11/01/2011 2         861,072
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County IDA (ALIA-CRR)                        7.000       10/01/2016     11/01/2011 2         661,949
----------------------------------------------------------------------------------------------------------------------------
      135,000    Nassau County IDA (ALIA-FREE)                       7.000       10/01/2016     11/01/2011 2         145,306
----------------------------------------------------------------------------------------------------------------------------
      560,000    Nassau County IDA (ALIA-HKSB)                       7.000       10/01/2016     11/01/2011 2         602,750
----------------------------------------------------------------------------------------------------------------------------
    2,550,000    Nassau County IDA (CSMR) 10                         6.000       12/01/2019     12/03/2016 2       2,581,238
----------------------------------------------------------------------------------------------------------------------------
      320,000    Nassau County IDA
                 (Engel Burman Senior Hsg.)                          6.750       05/01/2017     11/01/2011 2         321,850
----------------------------------------------------------------------------------------------------------------------------
      215,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         216,243
----------------------------------------------------------------------------------------------------------------------------
      370,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         371,857
----------------------------------------------------------------------------------------------------------------------------
      395,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         396,932
----------------------------------------------------------------------------------------------------------------------------
      570,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         573,072
----------------------------------------------------------------------------------------------------------------------------
      890,000    Nassau County IDA
                 (Epilepsy Foundation of Long Island) 10             6.000       12/01/2019     12/05/2016 2         900,903
----------------------------------------------------------------------------------------------------------------------------
      290,000    Nassau County IDA (North Shore CFGA)                5.750       05/01/2008     12/01/2006 1         295,516


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     650,000    Nassau County IDA (United Cerebral Palsy)           5.750%      11/01/2007     11/15/2006 1  $      650,728
----------------------------------------------------------------------------------------------------------------------------
    1,860,000    Nassau County IDA (United Cerebral Palsy)           5.750       11/01/2009     11/08/2007 1       1,838,033
----------------------------------------------------------------------------------------------------------------------------
      565,000    Nassau County IDA (WORCA) 10                        6.000       12/01/2019     12/01/2016 2         571,921
----------------------------------------------------------------------------------------------------------------------------
      155,000    Nassau County IDA, Series C 10                      6.000       12/01/2019     12/04/2016 2         156,899
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2013     07/15/2010 2       2,553,240
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2014     07/15/2005 6         641,408
----------------------------------------------------------------------------------------------------------------------------
      645,000    Nassau County Tobacco Settlement Corp.              5.625       07/15/2015     07/15/2006 6         676,083
----------------------------------------------------------------------------------------------------------------------------
    3,115,000    Nassau County Tobacco Settlement Corp.              5.700       07/15/2015     07/15/2007 6       3,271,030
----------------------------------------------------------------------------------------------------------------------------
      590,000    Nassau County Tobacco Settlement Corp.              5.750       07/15/2016     07/15/2007 6         618,922
----------------------------------------------------------------------------------------------------------------------------
    3,550,000    Nassau County Tobacco Settlement Corp.              5.875       07/15/2016     07/15/2008 6       3,730,695
----------------------------------------------------------------------------------------------------------------------------
      725,000    Nassau County Tobacco Settlement Corp.              6.000       07/15/2017     07/15/2009 6         762,207
----------------------------------------------------------------------------------------------------------------------------
    5,440,000    Nassau County Tobacco Settlement Corp.              6.125       07/15/2018     07/15/2010 2       5,592,483
----------------------------------------------------------------------------------------------------------------------------
      125,000    Nassau County Tobacco Settlement Corp.              6.200       07/15/2018     07/15/2010 2         128,346
----------------------------------------------------------------------------------------------------------------------------
    2,215,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019 7   07/15/2010 2       2,284,817
----------------------------------------------------------------------------------------------------------------------------
    4,530,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019     07/15/2010 2       4,672,786
----------------------------------------------------------------------------------------------------------------------------
    3,610,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020     07/15/2010 2       3,706,495
----------------------------------------------------------------------------------------------------------------------------
    4,125,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020 7   07/15/2010 2       4,235,261
----------------------------------------------------------------------------------------------------------------------------
    2,240,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2021     07/15/2010 2       2,299,875
----------------------------------------------------------------------------------------------------------------------------
    4,925,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2021     07/15/2010 2       5,068,219
----------------------------------------------------------------------------------------------------------------------------
    1,320,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2022     07/15/2010 2       1,356,498
----------------------------------------------------------------------------------------------------------------------------
   22,770,000    Nassau County Tobacco Settlement Corp.              6.400       07/15/2033     07/15/2010 2      23,171,663
----------------------------------------------------------------------------------------------------------------------------
   15,050,000    Nassau County Tobacco Settlement Corp.              6.500       07/15/2027     07/15/2010 2      15,413,909
----------------------------------------------------------------------------------------------------------------------------
   48,000,000    Nassau County Tobacco Settlement Corp.              6.600       07/15/2039     07/15/2010 2      49,202,400
----------------------------------------------------------------------------------------------------------------------------
       70,000    Nassau Healthcare Corp.                             5.750       08/01/2029     08/01/2009 2          80,784
----------------------------------------------------------------------------------------------------------------------------
      345,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         359,704
----------------------------------------------------------------------------------------------------------------------------
      160,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         160,226
----------------------------------------------------------------------------------------------------------------------------
      210,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         210,296
----------------------------------------------------------------------------------------------------------------------------
      305,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         305,442
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         225,317
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         225,317
----------------------------------------------------------------------------------------------------------------------------
    1,295,000    New Rochelle IDA
                 (College of New Rochelle)                           5.500       07/01/2019     07/01/2009 2       1,375,795
----------------------------------------------------------------------------------------------------------------------------
      455,000    New Rochelle Municipal Hsg.
                 Authority, Series A                                 5.000       12/01/2008     04/01/2007 1         478,605
----------------------------------------------------------------------------------------------------------------------------
    5,115,000    New Rochelle Municipal Hsg.
                 Authority, Series A                                 5.550       12/01/2014     12/01/2008 5       5,823,376
----------------------------------------------------------------------------------------------------------------------------
       85,000    New Rochelle Municipal Hsg.
                 Authority, Series B                                 6.500       12/01/2014     12/01/2008 5          97,925
----------------------------------------------------------------------------------------------------------------------------
       35,000    Newark-Wayne Community Hospital                     5.600       01/15/2008     07/15/2005 2          35,092
----------------------------------------------------------------------------------------------------------------------------
    1,675,000    Newark-Wayne Community Hospital                     7.600       09/01/2015     05/23/2011 1       1,668,702
----------------------------------------------------------------------------------------------------------------------------
       60,000    Newburgh GO                                         7.600       04/01/2008     04/01/2005 2          60,814


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,500,000    Newburgh IDA (Bourne & Kenney
                 Redevelopment Company)                              5.650%      08/01/2020 7   08/01/2009 2  $    1,586,505
----------------------------------------------------------------------------------------------------------------------------
       25,000    Niagara County GO                                   5.875       07/15/2009     07/01/2005 2          25,538
----------------------------------------------------------------------------------------------------------------------------
      150,000    Niagara County IDA
                 (American Ref-Fuel Company)                         5.550       11/15/2024     11/15/2011 2         161,054
----------------------------------------------------------------------------------------------------------------------------
   13,750,000    Niagara County IDA
                 (Niagara Falls Memorial Medical Center)             5.500       11/01/2035     12/28/2007 3      13,776,263
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Niagara County IDA (Solid Waste Disposal)           5.450       11/15/2025     11/15/2011 2       5,425,750
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Niagara County IDA (Solid Waste Disposal)           5.550       11/15/2024     11/15/2011 2       7,675,098
----------------------------------------------------------------------------------------------------------------------------
    9,850,000    Niagara County IDA (Solid Waste Disposal)           5.625       11/15/2024     11/15/2012 2      10,588,947
----------------------------------------------------------------------------------------------------------------------------
      170,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.375       05/15/2018     05/15/2009 6         165,828
----------------------------------------------------------------------------------------------------------------------------
      100,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.500       05/15/2019     05/15/2011 1          97,684
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.875       05/15/2022     05/15/2011 2       1,182,027
----------------------------------------------------------------------------------------------------------------------------
   11,995,000    Niagara County Tobacco Asset
                 Securitization Corp.                                6.750       05/15/2029 7   05/15/2011 2      12,242,097
----------------------------------------------------------------------------------------------------------------------------
    7,680,000    Niagara Falls City School District                  5.875       06/15/2019     06/15/2008 2       8,523,648
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Niagara Falls CSD COP
                 (High School Facility)                              6.500       06/15/2019     06/15/2009 2       1,302,060
----------------------------------------------------------------------------------------------------------------------------
       10,000    Niagara Falls HDC (Niagara Towers)                  5.150       10/01/2010     10/01/2008 2          10,453
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2025     07/15/2006 2       1,071,210
----------------------------------------------------------------------------------------------------------------------------
    3,370,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2027     07/15/2006 2       3,504,834
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2028     07/15/2006 2       1,097,211
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)             5.625       04/01/2029 7   04/01/2009 2       3,177,240
----------------------------------------------------------------------------------------------------------------------------
       85,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)             5.750       04/01/2019     04/01/2009 2          94,736
----------------------------------------------------------------------------------------------------------------------------
    5,080,000    NY Counties Tobacco Trust I (TASC)                  5.800       06/01/2023     11/03/2005 4       5,191,455
----------------------------------------------------------------------------------------------------------------------------
   14,295,000    NY Counties Tobacco Trust I (TASC)                  6.300       06/01/2019 7   06/01/2011 2      14,670,959
----------------------------------------------------------------------------------------------------------------------------
   12,490,000    NY Counties Tobacco Trust I (TASC)                  6.500       06/01/2035     08/21/2018 1      12,489,126
----------------------------------------------------------------------------------------------------------------------------
   10,125,000    NY Counties Tobacco Trust I (TASC)                  6.625       06/01/2042 7   06/01/2011 2      10,189,800
----------------------------------------------------------------------------------------------------------------------------
   28,225,000    NY Counties Tobacco Trust II (TASC)                 5.250       06/01/2025     06/07/2010 1      27,553,810
----------------------------------------------------------------------------------------------------------------------------
      150,000    NY Counties Tobacco Trust II (TASC)                 5.500       06/01/2011     06/01/2011           155,231
----------------------------------------------------------------------------------------------------------------------------
      155,000    NY Counties Tobacco Trust II (TASC)                 5.625       06/01/2035     04/21/2019 1         142,307
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    NY Counties Tobacco Trust II (TASC)                 5.750       06/01/2013     06/01/2012 2       1,090,279
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    NY Counties Tobacco Trust II (TASC)                 5.750       06/01/2014     06/01/2012 2       1,970,353
----------------------------------------------------------------------------------------------------------------------------
    2,120,000    NY Counties Tobacco Trust II (TASC)                 6.000       06/01/2015     06/01/2012 2       2,188,942
----------------------------------------------------------------------------------------------------------------------------
    2,330,000    NY Counties Tobacco Trust II (TASC)                 6.000       06/01/2016     06/01/2012 2       2,391,489


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  16,120,000    NY Counties Tobacco Trust III                       5.000%      06/01/2027     05/01/2008 1  $   16,599,248
----------------------------------------------------------------------------------------------------------------------------
    4,980,000    NY Counties Tobacco Trust III                       5.750       06/01/2033     09/26/2012 1       4,817,453
----------------------------------------------------------------------------------------------------------------------------
   16,000,000    NY Counties Tobacco Trust III                       6.000       06/01/2043     04/03/2017 1      15,307,360
----------------------------------------------------------------------------------------------------------------------------
      950,000    NYC DA (New School for Social Research)             5.750       09/01/2015     09/01/2005 2         991,382
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYC Educational Construction Fund                   5.500       04/01/2026     04/01/2006 2          79,574
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYC Educational Construction Fund                   5.625       04/01/2013     04/01/2005 2         152,940
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.000       03/15/2021     03/15/2011 2         515,245
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC GO                                              5.000       08/01/2021     08/01/2014 2       3,131,040
----------------------------------------------------------------------------------------------------------------------------
    4,975,000    NYC GO                                              5.000       11/01/2021     11/01/2014 2       5,196,736
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    NYC GO                                              5.000       11/01/2023     11/01/2014 2       7,023,578
----------------------------------------------------------------------------------------------------------------------------
    8,360,000    NYC GO                                              5.125       08/01/2022     02/01/2009 2       8,890,526
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYC GO                                              5.125       08/01/2025     08/01/2010 2         128,306
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.125       08/01/2025     02/01/2008 2          25,608
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.250       08/01/2017     02/01/2008 2          26,614
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYC GO                                              5.250       08/01/2021     08/01/2007 2         158,588
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.250       11/15/2021 7   11/15/2007 2          26,516
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                              5.250       08/15/2024     08/15/2014 2       1,061,610
----------------------------------------------------------------------------------------------------------------------------
    5,110,000    NYC GO                                              5.250       08/15/2026     08/15/2014 2       5,408,424
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              5.250       01/15/2028     01/15/2013 2          52,197
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                              5.300       01/15/2026     01/15/2013 2         142,410
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC GO                                              5.375       08/01/2015     08/01/2008 2       2,155,920
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.375       11/15/2017     11/15/2007 2          10,683
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.375       08/01/2022     08/01/2007 2          26,671
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYC GO                                              5.500       08/01/2022     08/01/2007 2          90,781
----------------------------------------------------------------------------------------------------------------------------
    7,700,000    NYC GO                                              5.500       06/01/2023     06/01/2013 2       8,371,979
----------------------------------------------------------------------------------------------------------------------------
   14,765,000    NYC GO                                              5.500       05/15/2024 7   05/15/2010 2      15,824,832
----------------------------------------------------------------------------------------------------------------------------
    1,260,000    NYC GO                                              5.500       02/15/2026     02/15/2008 2       1,312,807
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO                                              5.500       02/15/2026     02/15/2006 2          36,512
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              5.600       12/01/2010     06/01/2005 2          15,138
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.700       08/15/2010     08/15/2005 2         103,135
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.750       05/15/2012     05/15/2005 2          10,104
----------------------------------------------------------------------------------------------------------------------------
   10,750,000    NYC GO                                              5.750       10/15/2012     10/15/2007 2      11,866,818
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYC GO                                              5.750       02/01/2014 7   02/01/2006 2         590,050
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYC GO                                              5.750       02/01/2014 7   02/01/2006 2         324,716
----------------------------------------------------------------------------------------------------------------------------
    4,925,000    NYC GO                                              5.750       02/01/2014     02/01/2006 2       5,175,633
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.750       02/01/2015     02/01/2006 2         104,423
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.750       02/01/2015     02/01/2006 2         105,216
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYC GO                                              5.750       02/01/2017     02/01/2006 5          84,128
----------------------------------------------------------------------------------------------------------------------------
    1,035,000    NYC GO                                              5.750       03/01/2018     03/01/2013 2       1,161,756
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       08/01/2018     08/01/2012 2         563,315
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       08/01/2018     08/01/2012 2         563,315


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     225,000    NYC GO                                              5.750%      02/01/2019     02/01/2006 2  $      235,076
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.750       02/01/2020     02/01/2006 2          26,220
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.750       02/01/2020     02/01/2006 2          10,448
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       03/01/2020     03/01/2013 2         560,085
----------------------------------------------------------------------------------------------------------------------------
    5,810,000    NYC GO                                              5.750       03/01/2021     03/01/2013 2       6,489,770
----------------------------------------------------------------------------------------------------------------------------
    7,195,000    NYC GO                                              5.750       03/15/2022     03/15/2012 2       8,027,533
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                              5.875       08/15/2013     08/15/2006 2         138,532
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                              5.875       02/01/2016     08/01/2006 2          47,642
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.875       02/01/2016     08/01/2006 2          10,723
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              5.875       03/15/2018     03/15/2006 2           5,296
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                              5.875       03/15/2018     03/15/2006 2         141,589
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYC GO                                              5.875       02/15/2019     02/15/2006 2         188,489
----------------------------------------------------------------------------------------------------------------------------
   10,520,000    NYC GO                                              5.875       06/01/2019     06/01/2012 2      11,938,622
----------------------------------------------------------------------------------------------------------------------------
    7,015,000    NYC GO                                              5.875       08/01/2019     08/01/2012 2       7,977,388
----------------------------------------------------------------------------------------------------------------------------
    8,075,000    NYC GO                                              5.875       06/01/2020     06/01/2012 2       9,163,914
----------------------------------------------------------------------------------------------------------------------------
    9,770,000    NYC GO                                              5.875       06/01/2021     06/01/2012 2      11,078,008
----------------------------------------------------------------------------------------------------------------------------
      480,000    NYC GO                                              5.875       08/01/2024 7   08/01/2006 2         511,690
----------------------------------------------------------------------------------------------------------------------------
    2,110,000    NYC GO                                              5.875       08/01/2024 7   08/01/2006 2       2,263,524
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.900       08/01/2010     08/01/2006 2          10,731
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              5.900       08/01/2010     08/01/2006 2          15,951
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO 9                                            6.000       08/01/2006     02/01/2005 5          50,172
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2006     02/01/2005 2          10,104
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2007     02/01/2005 2          10,179
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.000       05/15/2010     05/15/2005 2          15,156
----------------------------------------------------------------------------------------------------------------------------
      140,000    NYC GO                                              6.000       08/01/2011     02/01/2005 5         140,392
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO 9                                            6.000       08/01/2012     02/01/2005 5          30,103
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO 9                                            6.000       08/01/2015     02/01/2005 5         451,548
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.000       08/01/2016 7   08/01/2006 2           5,371
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.000       08/01/2016 7   08/01/2006 2           5,303
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.000       08/01/2016     08/01/2006 2          15,909
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       10/15/2016     10/15/2007 2          11,103
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.000       08/01/2017     08/01/2007 2          54,017
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2017     08/01/2007 2          10,803
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              6.000       05/15/2018     05/15/2010 2         112,298
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYC GO                                              6.000       02/01/2022     08/01/2006 2         116,756
----------------------------------------------------------------------------------------------------------------------------
    1,210,000    NYC GO                                              6.000       05/15/2022     05/15/2010 2       1,361,964
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.000       08/01/2026 7   08/01/2006 2          53,055
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                              6.000       08/01/2026 7   08/01/2006 2          48,358
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYC GO                                              6.000       08/15/2026 7   08/15/2008 2          95,594
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       10/15/2026     10/15/2007 2          11,103
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYC GO                                              6.000       10/15/2026 7   08/01/2006 2         216,512


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     205,000    NYC GO                                              6.125%      08/01/2025 7   08/01/2007 2  $      224,028
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2         336,502
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2           5,533
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2          54,641
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.125       08/01/2025 7   08/01/2007 2           5,533
----------------------------------------------------------------------------------------------------------------------------
      190,000    NYC GO                                              6.250       08/01/2011     08/01/2006 2         204,913
----------------------------------------------------------------------------------------------------------------------------
    1,920,000    NYC GO                                              6.250       08/01/2012     08/01/2006 2       2,070,701
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.250       04/15/2017     04/15/2007 2           5,399
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.250       04/15/2017     04/15/2007 2          16,495
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2          16,215
----------------------------------------------------------------------------------------------------------------------------
      535,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2         581,834
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2          10,992
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2         225,336
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYC GO                                              6.350       05/15/2014     05/15/2008 2       1,252,559
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC GO                                              6.350       05/15/2014     05/15/2008 2         284,065
----------------------------------------------------------------------------------------------------------------------------
      830,000    NYC GO                                              6.500       05/15/2017     05/15/2010 2         952,159
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYC GO 9                                            7.000       12/01/2006     06/01/2005 2         163,365
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2009     02/01/2005 2           5,019
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       12/01/2010     06/01/2005 2           5,093
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2011     02/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                              7.000       02/01/2012     02/01/2005 2          30,111
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              7.000       10/01/2015     04/01/2005 5          25,319
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYC GO                                              7.000       10/01/2016     04/01/2005 5          70,953
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2018     02/01/2005 2           5,017
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO 9                                            7.000       10/01/2018     04/01/2005 5          35,447
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.000       10/01/2019     04/01/2005 5          15,192
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.200       02/01/2005     02/01/2005 2           5,021
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                              7.250       10/01/2005     04/01/2005 5          40,533
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO 9                                            7.250       02/01/2007     02/01/2005 5         100,540
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.250       02/01/2007     02/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.250       08/15/2017     02/15/2005 5          15,098
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2005     02/01/2005 2          15,065
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.500       08/15/2005     02/15/2005 2           5,031
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2007     02/01/2005 2          15,062
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2009     02/01/2005 2          15,062
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                              7.650       02/01/2007     02/01/2005 2          40,171
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                              7.750       08/15/2027     02/15/2005 2          30,179
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                              7.750       08/15/2028     02/15/2005 2          20,119
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                     0.000 13    02/15/2008     02/15/2005 2         100,619
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                     0.000 13    02/01/2025     02/01/2006 2          96,212
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO DIAMONDS                                     0.000 13    08/01/2025 7   08/01/2007 2          22,226


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      90,000    NYC GO RIBS                                         9.350% 14   08/29/2008     02/01/2005 2  $       91,830
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                         9.360 14    07/29/2010     02/01/2005 2          51,017
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO RIBS                                         9.448 14    08/22/2013     02/01/2005 2         102,041
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                         9.448 14    08/27/2015     02/01/2005 2          50,959
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO RIBS                                        10.120 14    09/01/2011     02/01/2005 2         452,876
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC HDC (Barclay Avenue)                            5.750       04/01/2007     04/01/2006 2         183,038
----------------------------------------------------------------------------------------------------------------------------
      900,000    NYC HDC (Multifamily Hsg.), Series A                5.375       11/01/2023     05/01/2012 2         937,818
----------------------------------------------------------------------------------------------------------------------------
      865,000    NYC HDC (Multifamily Hsg.), Series A                5.500       11/01/2009     05/01/2008 2         871,358
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC HDC (Multifamily Hsg.), Series A                5.625       05/01/2012     05/01/2008 2         175,828
----------------------------------------------------------------------------------------------------------------------------
      460,000    NYC HDC (Multifamily Hsg.), Series A                5.750       11/01/2018 7   05/01/2007 2         475,433
----------------------------------------------------------------------------------------------------------------------------
    5,265,000    NYC HDC (Multifamily Hsg.), Series B                5.875       11/01/2018 7   05/01/2009 2       5,502,662
----------------------------------------------------------------------------------------------------------------------------
      655,000    NYC HDC (Multifamily Hsg.), Series D                5.500       11/01/2019     11/01/2006 2         673,163
----------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC HDC (Multifamily Hsg.), Series E                6.250       05/01/2036     11/01/2009 2       1,298,484
----------------------------------------------------------------------------------------------------------------------------
   27,655,000    NYC Health & Hospital Corp.                         5.250       02/15/2017 7   02/15/2010 2      28,803,512
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Health & Hospital Corp.                         5.450       02/15/2026     02/15/2012 2          10,413
----------------------------------------------------------------------------------------------------------------------------
    1,135,000    NYC IDA (Acme Architectural Products)               5.875       11/01/2009     12/14/2007 1       1,081,507
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC IDA
                 (Airis JFK I/JFK International Airport)             6.000       07/01/2015     07/01/2011 2      10,369,600
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYC IDA (ALA Realty)                                7.000       12/01/2005     12/01/2005           165,978
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYC IDA
                 (Anti-Defamation League Foundation)                 5.500       06/01/2022     06/01/2007 2          80,752
----------------------------------------------------------------------------------------------------------------------------
      435,000    NYC IDA (Atlantic Veal & Lamb)                      7.250       12/01/2008     07/07/2007 1         435,383
----------------------------------------------------------------------------------------------------------------------------
    4,645,000    NYC IDA (Beth Abraham Health Services)              6.000       02/15/2013     08/27/2009 1       4,823,740
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     06/28/2009 1       1,055,570
----------------------------------------------------------------------------------------------------------------------------
      485,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     07/04/2009 1         504,385
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA
                 (Brooklyn Heights Montessori School)                7.500       01/01/2007     07/10/2006 1         122,894
----------------------------------------------------------------------------------------------------------------------------
    6,290,000    NYC IDA (Calhoun School)                            6.250       12/01/2017     10/13/2012 1       6,328,998
----------------------------------------------------------------------------------------------------------------------------
      415,000    NYC IDA (Chardan Corp.)                             6.250       11/01/2008     05/31/2007 1         410,564
----------------------------------------------------------------------------------------------------------------------------
      235,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2012     05/01/2008 2         248,223
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2013     05/01/2010 2         578,309
----------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYC IDA (College of Mount St. Vincent)              7.000       05/01/2008     05/01/2005 2       1,465,508
----------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (College of New Rochelle)                   6.200       09/01/2010 7   09/01/2005 2         373,288
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (College of New Rochelle)                   6.300       09/01/2015 7   09/01/2005 2         516,295
----------------------------------------------------------------------------------------------------------------------------
      370,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 1         373,807
----------------------------------------------------------------------------------------------------------------------------
      145,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 1         146,475
----------------------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA
                 (Comprehensive Care Management)                     7.250       12/01/2006     06/09/2006 1         227,968
----------------------------------------------------------------------------------------------------------------------------
       50,167    NYC IDA (Cummins Engine)                            6.500       03/01/2005     03/01/2005            50,176
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYC IDA (Essie Cosmetics)                           5.500       11/01/2008     05/22/2007 1         460,638


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,015,000    NYC IDA (Family Support Systems)                    6.500%      11/01/2014     12/01/2010 1  $    1,015,000
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC IDA (Gabrielli Truck Sales)                     7.250       12/01/2007     12/19/2006 1         604,176
----------------------------------------------------------------------------------------------------------------------------
   26,110,000    NYC IDA (Japan Airlines)                            6.000       11/01/2015     05/01/2005 2      26,708,702
----------------------------------------------------------------------------------------------------------------------------
      210,000    NYC IDA (Julia Gray)                                6.500       11/01/2007     11/18/2006 1         210,760
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYC IDA (Koenig Iron Works)                         7.375       12/01/2010     08/11/2008 1         292,048
----------------------------------------------------------------------------------------------------------------------------
    2,355,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2013     12/01/2012 2       2,573,732
----------------------------------------------------------------------------------------------------------------------------
      730,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2015     12/01/2012 2         788,327
----------------------------------------------------------------------------------------------------------------------------
    2,880,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2016     12/01/2012 2       3,097,699
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2017     12/01/2012 2       2,140,140
----------------------------------------------------------------------------------------------------------------------------
    3,210,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2018     12/01/2012 2       3,421,667
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYC IDA (Marymount School of NY)                    5.125       09/01/2021     09/01/2013 2         257,565
----------------------------------------------------------------------------------------------------------------------------
      455,000    NYC IDA (MediSys Health Network)                    5.750       03/15/2006     12/24/2005 1         450,505
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (Morrisons Pastry)                          5.750       11/01/2009     11/16/2006 1         348,390
----------------------------------------------------------------------------------------------------------------------------
    4,180,000    NYC IDA (National Compressor Exchange)              6.250       11/01/2027     11/01/2007 5       4,253,359
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYC IDA (Polytechnic University)                    5.750       11/01/2010     11/01/2010         2,009,251
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Polytechnic University)                    5.750       11/01/2012     11/01/2012           495,150
----------------------------------------------------------------------------------------------------------------------------
    1,810,000    NYC IDA (Polytechnic University)                    5.250       11/01/2008     11/01/2008         1,800,262
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/17/2007 1         398,072
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/09/2007 1         333,385
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYC IDA (Precision Gear)                            6.500       11/01/2008     06/04/2007 1         111,529
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA (Promotional Slideguide)                    7.000       12/01/2005     12/01/2005           119,871
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYC IDA (Rockefeller Foundation)                    5.375       07/01/2023     07/01/2005 2          81,510
----------------------------------------------------------------------------------------------------------------------------
    3,965,000    NYC IDA (Rosco, Inc.)                               6.125       06/01/2022     06/01/2007 3       4,057,226
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    NYC IDA (Showman Fabricators)                       7.125       11/01/2013     01/18/2010 1       1,067,368
----------------------------------------------------------------------------------------------------------------------------
      935,000    NYC IDA
                 (Special Needs Facilities Pooled Program)           5.950       07/01/2008     01/26/2007 1         928,324
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC IDA (Streamline Plastics)                       7.125       12/01/2005     12/01/2005            40,218
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC IDA (Terminal One Group Association)            5.800       01/01/2005     01/01/2005            25,000
----------------------------------------------------------------------------------------------------------------------------
      475,000    NYC IDA (Terminal One Group Association)            5.900       01/01/2006     07/01/2005 2         480,643
----------------------------------------------------------------------------------------------------------------------------
    1,650,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2007     07/01/2005 2       1,669,437
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2008     07/01/2005 2          65,753
----------------------------------------------------------------------------------------------------------------------------
   59,220,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2015 7   07/01/2005 2      59,964,395
----------------------------------------------------------------------------------------------------------------------------
   13,555,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2019 7   01/01/2006 2      13,915,563
----------------------------------------------------------------------------------------------------------------------------
    2,800,000    NYC IDA (Terminal One Group Association)            6.100       01/01/2009     01/01/2006 2       2,832,116
----------------------------------------------------------------------------------------------------------------------------
   30,410,000    NYC IDA (Terminal One Group Association)            6.125       01/01/2024     01/01/2006 2      31,218,906
----------------------------------------------------------------------------------------------------------------------------
    2,230,000    NYC IDA (The Child School)                          7.000       06/01/2013     11/06/2009 1       2,270,965
----------------------------------------------------------------------------------------------------------------------------
      410,000    NYC IDA (Ulano)                                     6.250       11/01/2006     05/06/2006 1         404,682
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYC IDA (United Nations School)                     6.050       12/01/2005     12/01/2005           164,946
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYC IDA (United Nations School)                     6.100       12/01/2006     12/01/2006           179,872
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYC IDA (United Nations School)                     6.150       12/01/2007     12/01/2007           190,343
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Urban Resource Institute)                  5.250       03/01/2023     03/01/2013 2       1,078,710


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,405,000    NYC IDA (Urban Resource Institute)                  6.500%      11/01/2013     03/20/2009 1  $    1,426,412
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Visy Paper)                                7.550       01/01/2005     01/01/2005           400,000
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC IDA (Visy Paper)                                7.800       01/01/2016     01/01/2008 2       4,192,400
----------------------------------------------------------------------------------------------------------------------------
    1,005,000    NYC IDA (Vocational Instruction)                    7.250       02/01/2013     06/21/2009 1       1,025,311
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC IDA (World Casing Corp.)                        5.950       11/01/2007     11/15/2006 1         244,772
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (YMCA of Greater NY)                        5.250       08/01/2021     02/01/2011 2         517,455
----------------------------------------------------------------------------------------------------------------------------
    6,710,000    NYC IDA (YMCA of Greater NY)                        5.800       08/01/2016 7   01/01/2009 2       7,167,958
----------------------------------------------------------------------------------------------------------------------------
      700,000    NYC IDA (Zeluck, Inc.)                              6.250       11/01/2011     11/01/2007 2         723,835
----------------------------------------------------------------------------------------------------------------------------
   16,350,000    NYC IDA Special Facilities
                 (JFK International Airport)                         8.000       08/01/2012     08/01/2012        13,590,611
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC Municipal Water Finance Authority               5.125       06/15/2015     06/15/2007 2       4,267,840
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority               5.125       06/15/2017 7   06/15/2007 2          69,417
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 2          52,730
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 2          10,546
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.125       06/15/2022     06/15/2008 2          58,002
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority               5.200       06/15/2013     06/15/2007 2          10,727
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC Municipal Water Finance Authority               5.250       06/15/2018     06/15/2008 2          16,075
----------------------------------------------------------------------------------------------------------------------------
      425,000    NYC Municipal Water Finance Authority               5.250       06/15/2029 7   06/15/2007 2         447,381
----------------------------------------------------------------------------------------------------------------------------
    1,400,000    NYC Municipal Water Finance Authority               5.500       06/15/2017     06/15/2007 2       1,477,196
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.500       06/15/2024     06/15/2006 2         104,762
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    NYC Municipal Water Finance Authority               5.500       06/15/2024 7   06/15/2006 2       1,507,921
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC Municipal Water Finance Authority               5.500       06/15/2024 7   06/15/2006 2         612,343
----------------------------------------------------------------------------------------------------------------------------
    1,085,000    NYC Municipal Water Finance Authority               5.500       06/15/2027     06/15/2007 2       1,156,426
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC Municipal Water Finance Authority               5.500       06/15/2033     06/15/2010 2       1,081,260
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.625       06/15/2019     06/15/2006 2         105,632
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.625       06/15/2019 7   06/15/2006 2          58,130
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   06/15/2005 2         916,449
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   06/15/2005 5          53,594
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.750       06/15/2026     06/15/2007 2         107,663
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.750       06/15/2029     06/15/2007 2          60,148
----------------------------------------------------------------------------------------------------------------------------
    4,100,000    NYC TFA, Series B                                   5.000       11/01/2027     11/01/2012 2       4,224,271
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC TFA, Series C                                   5.000       05/01/2026 7   05/01/2010 2          15,375
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC TFA, Series C                                   5.250       05/01/2013     05/01/2008 2       1,102,620
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC TFA, Series C                                   5.500       05/01/2025     05/01/2009 5          48,729
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC TFA, Series E                                   5.000       02/01/2024     02/01/2013 2       2,087,040
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC TFA, Series E                                   5.000       02/01/2026     02/01/2013 2       2,071,860
----------------------------------------------------------------------------------------------------------------------------
      460,000    NYC Transit Authority MTA, Series A                 5.400       01/01/2019 7   01/01/2010 2         522,330
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Transitional Finance Authority                  5.500       11/01/2024     05/01/2010 2          27,552
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650       04/01/2022     04/01/2007 2          16,059


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,740,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650%      04/01/2027 7   04/01/2007 2  $    3,988,037
----------------------------------------------------------------------------------------------------------------------------
      750,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.000       07/01/2022 7   07/01/2010 2         815,880
----------------------------------------------------------------------------------------------------------------------------
    2,465,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.125       07/01/2030 7   07/01/2011 2       2,673,169
----------------------------------------------------------------------------------------------------------------------------
      570,000    NYC Trust for Cultural Resources
                 (Museum of Modern Art)                              5.500       01/01/2016     01/01/2007 2         615,116
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Albany Memorial Hospital)                   5.500       07/01/2010 7   07/01/2005 2          46,506
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Amsterdam Memorial Hospital)                6.000       08/01/2025     08/01/2006 2          26,687
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Audit & Control)                            5.500       04/01/2023     04/01/2009 2          27,454
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Augustana Lutheran Home)                    5.500       02/01/2041 7   02/01/2012 2         264,258
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Bethel Springvale Home)                     6.000       02/01/2035 7   02/01/2006 2         100,042
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               5.625       07/01/2018 7   07/01/2008 2          68,752
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               6.000       07/01/2024     07/01/2006 2         180,742
----------------------------------------------------------------------------------------------------------------------------
    1,295,000    NYS DA (Canisius College)                           5.600       07/01/2023     07/01/2005 2       1,340,079
----------------------------------------------------------------------------------------------------------------------------
    1,120,000    NYS DA (Catskill Regional Medical Center)           5.250       02/15/2023     02/15/2015 2       1,217,552
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS DA (Chapel Oaks)                                5.375       07/01/2017 7   07/01/2010 2       1,473,998
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (City University)                            0.000 8     07/01/2005     07/01/2005             4,951
----------------------------------------------------------------------------------------------------------------------------
    2,150,000    NYS DA (City University)                            5.000       07/01/2017     07/01/2008 2       2,270,615
----------------------------------------------------------------------------------------------------------------------------
    1,400,000    NYS DA (City University)                            5.250       07/01/2012     07/01/2008 2       1,528,016
----------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (City University)                            5.250       07/01/2017     01/01/2008 2         164,176
----------------------------------------------------------------------------------------------------------------------------
   11,020,000    NYS DA (City University)                            5.375       07/01/2024     01/01/2008 5      12,211,152
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (City University)                            5.500       07/01/2019     07/01/2009 2          16,709
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (City University)                            5.500       07/01/2024     07/01/2006 2           5,295
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYS DA (City University)                            6.000       07/01/2010     07/01/2006 2         582,742
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (College of Saint Rose)                      6.000       07/01/2011 7   07/01/2005 2           5,016
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Cooper Union for
                 Advancement of Science & Art)                       6.250       07/01/2029     07/01/2009 2          28,519
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (Court Facilities)                           5.375       05/15/2021     05/15/2013 2       1,613,925
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA (Court Facilities)                           5.375       05/15/2023     05/15/2013 2       5,491,068
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (Court Facilities)                           5.500       05/15/2020     05/15/2013 2       4,371,040
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS DA (Court Facilities)                           5.750       05/15/2017     05/15/2010 2         225,980
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Dept. of Education)                         5.750       07/01/2021     07/01/2006 2          47,993
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Dept. of Health)                            5.500       07/01/2021     07/01/2007 2          94,426
----------------------------------------------------------------------------------------------------------------------------
      260,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         277,805
----------------------------------------------------------------------------------------------------------------------------
      885,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         936,498
----------------------------------------------------------------------------------------------------------------------------
      420,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         444,091
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYS DA (Dept. of Health)                            5.750       07/01/2017 7   07/01/2006 2         300,202
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Dept. of Health)                            5.750       07/01/2017     07/01/2006 2          32,165


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,525,000    NYS DA (Ellis Hospital)                             5.050%      08/15/2024     08/15/2014 2  $    2,639,383
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS DA (Ellis Hospital)                             5.500       08/01/2015     08/01/2005 2         169,425
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (Ellis Hospital)                             5.600       08/01/2025     08/01/2005 2         108,759
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Ellis Hospital)                             5.625       08/01/2035 7   08/01/2007 2         129,500
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Episcopal Health)                           5.700       08/01/2009     02/01/2005 2           5,063
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS DA (Episcopal Health)                           5.900       08/01/2020 7   02/01/2005 2          70,741
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYS DA (Fairport Baptist Homes)                     6.000       02/01/2037     02/01/2007 2         334,090
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.500       07/01/2010 7   07/01/2007 2          36,207
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.750       07/01/2017     07/01/2005 2         346,524
----------------------------------------------------------------------------------------------------------------------------
    3,835,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2017 7   07/01/2009 2       4,148,550
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 2      10,778,400
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 2          96,334
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (German Masonic Home)                        5.950       08/01/2026 7   08/01/2008 2          52,371
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Grace Manor Health Care Facility)           6.150       07/01/2018     07/01/2006 2         289,111
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Hamilton College)                           5.125       07/01/2016     07/01/2009 2          16,368
----------------------------------------------------------------------------------------------------------------------------
    2,135,000    NYS DA (Highland Community Devel. Corp.)            5.500       07/01/2023     07/16/2008 3       2,188,589
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (Hospital Special Surgery)                   5.000       02/01/2018     02/01/2008 2          77,717
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    NYS DA (Hunts Point Multi-Service Center)           5.625       07/01/2022     01/01/2008 2       2,464,174
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Jewish Geriatric)                           7.150       08/01/2014     02/01/2005 2          66,544
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS DA (Jewish Geriatric)                           7.350       08/01/2029     02/01/2005 2         153,566
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (JGB Health Facilities)                      7.000       07/01/2009 7   07/01/2005 2          20,684
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (John T. Mather Memorial Hospital)           5.375       07/01/2019     07/01/2008 2         110,456
----------------------------------------------------------------------------------------------------------------------------
    1,585,000    NYS DA (John T. Mather Memorial Hospital)           5.750       07/01/2025     07/01/2006 2       1,676,011
----------------------------------------------------------------------------------------------------------------------------
    2,910,000    NYS DA (Kaleida Health)                             5.050       02/15/2025     02/15/2014 2       3,028,728
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS DA ( L.I. University)                           5.125       09/01/2010     09/01/2009 2       1,123,816
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA ( L.I. University)                           5.250       09/01/2011     09/01/2009 2       1,091,750
----------------------------------------------------------------------------------------------------------------------------
    6,375,000    NYS DA ( L.I. University)                           5.500       09/01/2026     09/01/2006 2       6,770,824
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYS DA (Lakeside Home)                              6.000       02/01/2037     02/01/2007 2         220,375
----------------------------------------------------------------------------------------------------------------------------
      710,000    NYS DA (Le Moyne College)                           5.000       07/01/2018     07/01/2005 2         725,634
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYS DA (Leake & Watts Services)                     5.000       07/01/2023     07/01/2014 2       1,158,223
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Leake & Watts Services)                     6.000       07/01/2014     07/01/2005 2          35,811
----------------------------------------------------------------------------------------------------------------------------
      540,000    NYS DA (Leake & Watts Services)                     6.000       07/01/2023     07/01/2005 2         552,431
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2016     07/01/2011 2          10,808
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2017     07/01/2012 2       2,152,180
----------------------------------------------------------------------------------------------------------------------------
      520,000    NYS DA (Long Beach Medical Center)                  5.625       08/01/2022     08/01/2005 2         538,907
----------------------------------------------------------------------------------------------------------------------------
    3,235,000    NYS DA (Master BOCES Program)                       5.000       08/15/2023     08/15/2014 2       3,423,536


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     615,000    NYS DA (Master BOCES Program)                       5.250%      08/15/2023     08/15/2013 2  $      664,741
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Menorah Campus)                             6.100       02/01/2037     02/01/2007 2         108,269
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Mental Health Services Facilities)          5.125       08/15/2027     08/15/2007 5          10,258
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2016     02/15/2008 2           5,268
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2016     02/15/2008 2           5,250
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Mental Health Services Facilities)          5.250       02/15/2018     02/15/2007 2         198,255
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (Mental Health Services Facilities)          5.250       02/15/2023     02/15/2014 2       1,604,760
----------------------------------------------------------------------------------------------------------------------------
    3,270,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2024     08/15/2009 2       3,519,076
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)          5.375       02/15/2026     02/15/2008 2          26,135
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Mental Health Services Facilities)          5.625       02/15/2021     02/15/2007 2          43,570
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2011     02/15/2007 5         485,393
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2012     02/15/2007 2         108,299
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Mental Health Services Facilities)          5.750       02/15/2027     02/15/2007 2         103,788
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.750       02/15/2027     02/15/2007 2           5,387
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Mercy College)                              5.700       07/01/2017     07/01/2005 2          51,850
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYS DA (Millard Fillmore Hospital)                  5.375       02/01/2017     02/01/2005 2         189,410
----------------------------------------------------------------------------------------------------------------------------
    5,060,000    NYS DA (Miriam Osborn
                 Memorial Home Association)                          6.875       07/01/2019 7   07/01/2010 2       5,744,264
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (Montefiore Medical Center)                  5.000       08/01/2023     02/01/2015 2       5,277,450
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Montefiore Medical Center)                  5.250       02/01/2015     02/01/2007 2       1,070,740
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Montefiore Medical Center)                  5.500       08/01/2038     08/01/2009 2         283,433
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2015     07/01/2005 2          50,878
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2016     07/01/2005 2          30,361
----------------------------------------------------------------------------------------------------------------------------
      495,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2021     07/01/2005 2         505,563
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.500       07/01/2017     07/01/2010 2       6,891,170
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.750       07/01/2020     07/01/2010 2       1,884,120
----------------------------------------------------------------------------------------------------------------------------
    5,770,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.467 14    07/01/2015     07/01/2010 2       6,575,261
----------------------------------------------------------------------------------------------------------------------------
    5,665,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.467 14    07/01/2016     07/01/2010 2       6,396,918
----------------------------------------------------------------------------------------------------------------------------
   12,000,000    NYS DA (Mt. Sinai/NYU Health)                       6.000       07/01/2026     02/01/2005 2      12,012,360
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (Mt. Sinai/NYU Health)                       6.250       07/01/2022     02/01/2005 2       6,509,230
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Municipal Health Facilities)                5.500       05/15/2024     05/15/2006 2         337,626
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYS DA (New School for Social Research)             5.750       07/01/2026     07/01/2007 2         435,560
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Niagara Lutheran Devel.)                    5.450       08/01/2017     08/01/2007 2          15,837
----------------------------------------------------------------------------------------------------------------------------
    4,200,000    NYS DA (North General Hospital)                     5.750       02/15/2019     02/15/2013 2       4,685,184
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA (North General Hospital)                     5.750       02/15/2020     02/15/2013 2       4,174,950
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (North Shore University Hospital)            5.200       11/01/2017     11/01/2008 2       5,458,000
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (Nottingham Retirement Community)                   6.050       07/01/2015     07/01/2005 2          51,535


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,435,000    NYS DA
                 (Nottingham Retirement Community)                   6.125%      07/01/2025 7   07/01/2005 2  $    2,524,267
----------------------------------------------------------------------------------------------------------------------------
    1,375,000    NYS DA (NY Hospital Medical Center)                 5.550       08/15/2029 7   08/15/2011 2       1,526,319
----------------------------------------------------------------------------------------------------------------------------
    2,030,000    NYS DA (Nyack Hospital)                             6.000       07/01/2006     01/04/2006 1       2,053,792
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA (Nyack Hospital)                             6.250       07/01/2013     05/10/2009 1       2,296,124
----------------------------------------------------------------------------------------------------------------------------
      220,000    NYS DA (Our Lady Geriatric Center)                  6.050       08/01/2035     08/01/2005 2         228,422
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                              5.900       08/01/2020     08/01/2005 2          46,398
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Park Ridge Hsg.)                            6.375       08/01/2020 7   08/01/2010 2       2,216,060
----------------------------------------------------------------------------------------------------------------------------
    1,570,000    NYS DA (Park Ridge Hsg.)                            6.500       08/01/2025 7   08/01/2010 2       1,770,882
----------------------------------------------------------------------------------------------------------------------------
    7,225,000    NYS DA (Personal Income Tax)                        5.000       03/15/2027     03/15/2013 2       7,442,617
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Personal Income Tax)                        5.375       03/15/2022     03/15/2013 2       2,182,580
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Pratt Institute)                            6.000       07/01/2024     07/01/2010 2         113,179
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Resurrection Rest Home
                 Castleton on Hudson, NY)                            6.050       08/01/2035 7   08/01/2005 2          51,914
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Rochester General Hospital)                 5.700       08/01/2033     02/01/2005 2          35,435
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA
                 (Rosalind & Joseph Gurwin Geriatric)                5.700       02/01/2037     02/01/2007 2          48,376
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA
                 (Ryan-Clinton Community Health Center)              6.100       07/01/2019 7   01/01/2010 2       5,655,849
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (School District Financing)                  5.750       10/01/2022 7   10/01/2012 2       5,746,600
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    NYS DA
                 (SCSMC/SV/CHSLI Obligated Group)                    6.500       07/01/2020 7   07/01/2010 2      16,708,200
----------------------------------------------------------------------------------------------------------------------------
    1,465,000    NYS DA (Service Contract)                           5.250       04/01/2012     04/01/2008 2       1,589,789
----------------------------------------------------------------------------------------------------------------------------
      315,000    NYS DA (Service Contract)                           5.250       04/01/2017     04/01/2008 2         337,639
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Service Contract)                           5.250       07/01/2019     07/01/2007 2          25,942
----------------------------------------------------------------------------------------------------------------------------
   15,480,000    NYS DA (SFH/GSHMC/MMC/SCHRC
                 Obligated Group)                                    5.000       07/01/2021     07/01/2014 2      15,802,758
----------------------------------------------------------------------------------------------------------------------------
    5,925,000    NYS DA (Siena College)                              5.750       07/01/2026     07/01/2007 2       6,451,733
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS DA (Special Act School Districts)               5.875       07/01/2013     07/01/2005 2         311,427
----------------------------------------------------------------------------------------------------------------------------
      290,000    NYS DA (Special Act School Districts)               6.000       07/01/2019     07/01/2005 2         301,180
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS DA (St. Agnes Hospital)                         5.300       02/15/2019     02/15/2008 2          92,389
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Barnabas Hospital)                      5.450       08/01/2035     08/01/2007 2         106,712
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (St. Charles Hospital
                 and Rehabilitation Center)                          5.500       07/01/2022     07/01/2009 2          43,980
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Francis Hospital)                       5.500       07/01/2029     07/01/2011 2         108,593
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (St. John's University)                      5.250       07/01/2018     07/01/2008 2          21,815
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYS DA (St. John's University)                      5.250       07/01/2025     07/01/2008 2         117,361
----------------------------------------------------------------------------------------------------------------------------
    2,650,000    NYS DA (St. John's University)                      5.600       07/01/2016     07/01/2006 2       2,829,432
----------------------------------------------------------------------------------------------------------------------------
    5,005,000    NYS DA (St. Joseph's Hospital Health Center)        5.250       07/01/2018 7   07/01/2009 2       5,248,593
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYS DA (St. Vincent DePaul Residence)               5.300       07/01/2018 7   07/01/2010 2       2,116,358


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     175,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   5.750%      08/01/2015 7   08/01/2007 2  $      181,783
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           5.800       08/01/2025     08/01/2005 2          36,406
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           5.800       08/01/2025     08/01/2005 2          51,901
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           7.375       08/01/2011     02/01/2005 2          10,040
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           7.400       08/01/2030 7   02/01/2005 2       2,548,336
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (State University Athletic Facilities)       5.250       07/01/2018     07/01/2008 2          32,722
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA
                 (State University Dormitory Facilities)             5.250       07/01/2014     07/01/2005 2          15,530
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (State University Educational Facilities)           0.000 8     05/15/2007     05/15/2007            46,952
----------------------------------------------------------------------------------------------------------------------------
    3,265,000    NYS DA
                 (State University Educational Facilities)           5.125       05/15/2021     05/15/2009 2       3,482,253
----------------------------------------------------------------------------------------------------------------------------
    9,700,000    NYS DA
                 (State University Educational Facilities)           5.375       05/15/2011     05/15/2008 2      10,437,103
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2016     05/15/2010 2       4,292,963
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2       2,382,079
----------------------------------------------------------------------------------------------------------------------------
      515,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2         528,030
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2         307,800
----------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (Suffolk County Judicial Facilities)         9.250       04/15/2006 7   04/15/2005 2         168,440
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS DA (Teresian House)                             5.250       07/01/2017 7   07/01/2009 2       3,652,425
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (The Highlands Living)                       6.600       02/01/2034     02/01/2005 2          10,235
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (United Cerebral Palsy
                 Association of Nassau County)                       6.000       07/01/2007     07/01/2005 2          50,157
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (United Cerebral Palsy
                 Association of Nassau County)                       6.200       07/01/2012     07/01/2005 2          46,179
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    NYS DA (United Cerebral Palsy of NYC)               5.750       07/01/2018 7   07/01/2012 2       1,409,788
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (United Health Services)                     5.500       08/01/2017     02/01/2008 2          20,490
----------------------------------------------------------------------------------------------------------------------------
    1,905,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2021     07/01/2014 2       2,038,026
----------------------------------------------------------------------------------------------------------------------------
    1,165,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2022     07/01/2014 2       1,241,657
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Upstate Community Colleges)                 5.250       07/01/2023     07/01/2006 2         187,701
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Upstate Community Colleges)                 5.875       07/01/2016 7   07/01/2007 2          38,007
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (W.K. Nursing Home)                          6.125       02/01/2036     08/01/2006 2          48,112
----------------------------------------------------------------------------------------------------------------------------
      680,000    NYS DA (Wesley Gardens)                             6.125       08/01/2035     08/01/2006 2         725,968
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Wyckoff Heights Medical Center)             5.300       08/15/2021     02/15/2008 2          21,609


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,230,000    NYS DA Service Contract (CCFDP)                     5.375%      04/01/2020     04/01/2012 2  $    2,400,104
----------------------------------------------------------------------------------------------------------------------------
    2,350,000    NYS DA Service Contract (CCFDP)                     5.375       04/01/2021     04/01/2012 2       2,523,172
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS DA, Series B                                    5.625       02/15/2021     02/15/2007 2         188,221
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (Clean Water &
                 Drinking Revolving Funds)                           5.000       06/15/2019     06/15/2008 2          16,051
----------------------------------------------------------------------------------------------------------------------------
    3,185,000    NYS EFC (Clean Water &
                 Drinking Revolving Funds)                           5.000       06/15/2019     06/15/2008 2       3,421,677
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYS EFC (Consolidated Water Company)                7.150       11/01/2014 7   05/01/2005 2         115,721
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS EFC (L.I. Water Corp.)                          5.250       08/01/2027     08/01/2005 2          51,080
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC
                 (NYC Municipal Water Finance Authority)             5.875       06/15/2014     06/15/2005 2          10,231
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                        5.750       11/15/2010     05/15/2005 2          15,345
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS EFC (NYS Water Services)                        6.500       03/15/2007     03/15/2005 2         140,913
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS EFC (NYS Water Services)                        6.600       06/15/2005     06/15/2005 2          85,325
----------------------------------------------------------------------------------------------------------------------------
    2,670,000    NYS EFC (NYS Water Services)                        6.875       06/15/2010 7   06/15/2005 2       2,772,368
----------------------------------------------------------------------------------------------------------------------------
    1,705,000    NYS EFC (NYS Water Services)                        6.875       06/15/2014 7   06/15/2005 2       1,737,207
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS EFC (NYS Water Services)                        6.900       05/15/2015     05/15/2005 2         153,567
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS EFC (NYS Water Services)                        6.900       11/15/2015 7   05/15/2005 2          30,713
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                        7.200       03/15/2011 7   03/15/2005 2          26,228
----------------------------------------------------------------------------------------------------------------------------
      640,000    NYS EFC (NYS Water Services)                        7.250       06/15/2010 7   06/15/2005 2         642,714
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (NYS Water Services)                        7.500       03/15/2011 7   03/15/2005 2          20,088
----------------------------------------------------------------------------------------------------------------------------
    1,450,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   06/15/2005 2       1,453,277
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   06/15/2005 2          47,196
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS EFC (Occidental Petroleum)                      6.100       11/01/2030     11/01/2007 2         541,118
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    NYS EFC (Personal Income Tax)                       5.250       01/01/2022     01/01/2013 2       1,543,389
----------------------------------------------------------------------------------------------------------------------------
    8,200,000    NYS EFC (Pilgrim State Sewage Treatment)            6.300       03/15/2016     03/15/2005 2       8,655,510
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC (Riverbank State Park)                      5.125       04/01/2022     04/01/2007 2          10,212
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYS EFC (Spring Valley Water Company)               5.650       11/01/2023     05/01/2005 2         207,497
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS EFC (Spring Valley Water Company)               6.300       08/01/2024     02/01/2005 2       2,109,200
----------------------------------------------------------------------------------------------------------------------------
    4,250,000    NYS EFC (Waste Management)                          4.450       07/01/2017     07/01/2009 3       4,389,910
----------------------------------------------------------------------------------------------------------------------------
    7,200,000    NYS ERDA (Brooklyn Union Gas)                       5.500       01/01/2021     01/01/2008 2       7,531,920
----------------------------------------------------------------------------------------------------------------------------
    9,575,000    NYS ERDA (Brooklyn Union Gas)                       5.600       06/01/2025     07/14/2005 2       9,738,828
----------------------------------------------------------------------------------------------------------------------------
   27,745,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     02/01/2005 2      28,806,246
----------------------------------------------------------------------------------------------------------------------------
   12,305,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     05/13/2005 2      12,473,702
----------------------------------------------------------------------------------------------------------------------------
  130,640,000    NYS ERDA (Con Ed)                                   4.700       06/01/2036     10/03/2005 2     131,361,133
----------------------------------------------------------------------------------------------------------------------------
    4,360,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2       4,517,701
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2          15,587
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2         264,897
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS ERDA (Corning Natural Gas)                      8.250       12/01/2018     06/01/2005 2          72,520
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2         562,249
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2         327,126


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      35,000    NYS ERDA (LILCO)                                    5.150%      03/01/2016     03/01/2005 2  $       35,635
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2       5,105,050
----------------------------------------------------------------------------------------------------------------------------
    4,705,000    NYS ERDA (NYSEG)                                    6.150       07/01/2026     07/01/2005 2       4,885,296
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS GO                                              5.000       09/15/2017     09/15/2008 2           5,403
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.300       07/15/2015     07/15/2006 2          26,129
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              5.300       07/15/2017     07/15/2006 2          41,806
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.500       07/15/2024     07/15/2006 2          26,265
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS GO                                              5.625       10/01/2020     10/01/2005 2         123,892
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS GO                                              5.875       08/01/2024 7   08/01/2006 2       2,463,338
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              6.600       12/01/2014     06/01/2005 2          40,724
----------------------------------------------------------------------------------------------------------------------------
    1,625,000    NYS HFA (Economic Devel. & Hsg.)                    5.250       03/15/2016     03/15/2013 2       1,789,076
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (General Hsg.)                              6.600       11/01/2005     05/01/2005 2          10,118
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (General Hsg.)                              6.600       11/01/2006     05/01/2005 2          30,353
----------------------------------------------------------------------------------------------------------------------------
      330,000    NYS HFA (HELP-Bronx Hsg.)                           8.050       11/01/2005 7   05/01/2005 2         337,349
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.500       11/01/2012     05/01/2005 5           5,689
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Hospital & Nursing Home)                   5.875       11/01/2010     05/01/2005 5          17,102
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2005     05/01/2005 5          30,917
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2010     05/01/2005 5           5,736
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Hospital & Nursing Home)                   6.000       11/01/2014     05/01/2005 2          41,409
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2005     05/01/2005 5           5,196
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2009     05/01/2005 5           5,906
----------------------------------------------------------------------------------------------------------------------------
      575,000    NYS HFA (Hospital & Nursing Home)                   7.000       11/01/2017     05/01/2005 5         709,803
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS HFA (Meadow Manor)                              7.750       11/01/2019 7   05/01/2005 2          70,187
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Monroe County Health Facilities)           7.625       05/01/2005 7   05/01/2005 2          25,435
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2008     11/01/2005 2          98,830
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2009     11/01/2005 2         136,217
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2010     11/01/2005 2          25,679
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2011     11/01/2005 2         114,373
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2012     11/01/2005 2          61,976
----------------------------------------------------------------------------------------------------------------------------
      610,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2013     11/01/2005 2         375,821
----------------------------------------------------------------------------------------------------------------------------
    5,825,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2014     11/01/2005 2       3,372,908
----------------------------------------------------------------------------------------------------------------------------
   11,425,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2015     11/01/2005 2       6,244,562
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Multifamily Hsg.)                          5.850       08/15/2013 7   02/15/2005 2         560,991
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          5.950       08/15/2024 7   02/15/2005 2          95,204
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS HFA (Multifamily Hsg.)                          6.000       08/15/2027 7   02/15/2009 2         135,737
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYS HFA (Multifamily Hsg.)                          6.050       08/15/2032     02/15/2007 2          57,155
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2016 7   08/15/2008 2       1,040,090
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2028     08/15/2006 2          51,873
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYS HFA (Multifamily Hsg.)                          6.100       11/15/2036     11/15/2006 2         421,564
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Multifamily Hsg.)                          6.200       08/15/2012 7   02/15/2005 2          30,048
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014 7   02/15/2005 2          20,431


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      35,000    NYS HFA (Multifamily Hsg.)                          6.250%      08/15/2014     02/15/2005 2  $       35,755
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014     08/15/2005 2          66,405
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2023 7   02/15/2005 2         150,177
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2025     02/15/2005 2         152,315
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2027 7   08/15/2008 2         140,156
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Multifamily Hsg.)                          6.300       08/15/2026     08/15/2005 2          66,784
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYS HFA (Multifamily Hsg.)                          6.350       08/15/2023 7   02/15/2005 2         874,383
----------------------------------------------------------------------------------------------------------------------------
      735,000    NYS HFA (Multifamily Hsg.)                          6.450       08/15/2014 7   02/15/2005 2         736,227
----------------------------------------------------------------------------------------------------------------------------
    1,090,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024 7   02/15/2005 2       1,091,472
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024     02/15/2005 2          25,035
----------------------------------------------------------------------------------------------------------------------------
      665,000    NYS HFA (Multifamily Hsg.)                          6.625       08/15/2012     02/15/2005 2         666,563
----------------------------------------------------------------------------------------------------------------------------
    1,620,000    NYS HFA (Multifamily Hsg.)                          6.700       08/15/2025 7   02/15/2005 2       1,623,208
----------------------------------------------------------------------------------------------------------------------------
      330,000    NYS HFA (Multifamily Hsg.)                          6.850       11/01/2019 7   05/01/2005 2         337,197
----------------------------------------------------------------------------------------------------------------------------
      295,000    NYS HFA (Multifamily Hsg.)                          6.900       08/15/2007 7   02/15/2005 2         295,794
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS HFA (Multifamily Hsg.)                          6.950       08/15/2012 7   02/15/2005 2          87,083
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2012     02/15/2005 2         100,282
----------------------------------------------------------------------------------------------------------------------------
      515,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2022     02/15/2005 2         517,482
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYS HFA (Multifamily Hsg.)                          7.050       08/15/2024 7   02/15/2005 2         350,532
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS HFA (Multifamily Hsg.)                          7.550       11/01/2029     05/01/2005 2         535,133
----------------------------------------------------------------------------------------------------------------------------
    2,270,000    NYS HFA (Multifamily Hsg.)                          7.750       11/01/2020 7   05/01/2005 2       2,367,292
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2005     05/01/2005 2          10,113
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2006     05/01/2005 2          25,550
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2007     05/01/2005 2          20,225
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2008     05/01/2005 2          40,450
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2009     05/01/2005 2          10,112
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2011     05/01/2005 2          65,733
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2012     05/01/2005 2          50,574
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2013     05/01/2005 2          15,293
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2005     05/01/2005 2           5,059
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2006     05/01/2005 2          10,112
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2009     05/01/2005 2          20,300
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2010     05/01/2005 2          10,195
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2012     05/01/2005 2          35,420
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2013     05/01/2005 2           5,170
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.600       11/01/2009     05/01/2005 2          10,340
----------------------------------------------------------------------------------------------------------------------------
        9,000    NYS HFA (Nonprofit Hsg.)                            6.875       11/01/2010     05/01/2005 2           9,306
----------------------------------------------------------------------------------------------------------------------------
      545,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2005     05/01/2005 2         554,897
----------------------------------------------------------------------------------------------------------------------------
    1,525,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2006     05/01/2005 2       1,552,694
----------------------------------------------------------------------------------------------------------------------------
      640,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2007     05/01/2005 2         651,622
----------------------------------------------------------------------------------------------------------------------------
      705,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2008     05/01/2005 2         728,103
----------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYS HFA (NYC Health Facilities)                     6.000       05/01/2007     05/01/2007         1,522,377


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,165,000    NYS HFA (NYC Health Facilities)                     6.000%      05/01/2008     05/01/2006 2  $    4,407,611
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    NYS HFA (Phillips Village)                          7.750       08/15/2017     02/15/2005 2       2,457,336
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYS HFA (Service Contract)                          5.500       09/15/2022 7   03/15/2010 2         172,437
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Service Contract)                          6.000       03/15/2026     09/15/2006 2         599,698
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Service Contract)                          6.375       09/15/2015     09/15/2005 2          26,261
----------------------------------------------------------------------------------------------------------------------------
    2,085,000    NYS HFA (Simeon Dewitt)                             8.000       11/01/2018 7   05/01/2005 2       2,101,826
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYS HFA, Series A                                   5.800       11/01/2009     05/01/2006 2          62,346
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA, Series A                                   5.875       11/01/2010     05/01/2006 2         140,050
----------------------------------------------------------------------------------------------------------------------------
    5,660,000    NYS HFA, Series A                                   6.100       11/01/2015 7   05/01/2008 2       5,953,867
----------------------------------------------------------------------------------------------------------------------------
    4,885,000    NYS HFA, Series A                                   6.125       11/01/2020 7   05/01/2006 2       5,141,853
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS LGAC                                            5.375       04/01/2016     04/01/2007 2          53,118
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS LGAC                                            5.375       04/01/2019     04/01/2007 2          32,141
----------------------------------------------------------------------------------------------------------------------------
   11,415,000    NYS LGAC                                            5.400       04/01/2015     04/01/2007 2      12,249,893
----------------------------------------------------------------------------------------------------------------------------
      380,000    NYS LGSC (SCSB) 9                                   6.375       12/15/2009     01/22/2008 1         388,702
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Medcare (Adult Day Care)                        6.375       11/15/2020     11/15/2005 2          10,521
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Medcare
                 (Brookdale Family Care Centers)                     6.375       11/15/2019     11/15/2005 2         158,043
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Central Suffolk Hospital)              5.875       11/01/2005     05/01/2005 2           5,034
----------------------------------------------------------------------------------------------------------------------------
    2,845,000    NYS Medcare (FHA Insured Mtg.)                      6.050       02/15/2015     08/15/2005 2       2,959,710
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Medcare (FHA Insured Mtg.)                      6.150       02/15/2035     02/15/2005 2          51,197
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (FHA Insured Mtg.)                      6.200       02/15/2035     08/15/2005 2         260,133
----------------------------------------------------------------------------------------------------------------------------
      750,000    NYS Medcare (Healthcare)                            6.350       11/01/2014 7   05/01/2005 2         788,663
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               5.400       08/15/2033 7   08/15/2005 2          25,300
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS Medcare (Hospital & Nursing Home) 9             5.500       02/15/2022     02/15/2005 2          30,925
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare (Hospital & Nursing Home)               5.800       02/15/2007     02/15/2005 2          20,453
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS Medcare (Hospital & Nursing Home)               6.100       02/15/2033 7   02/15/2005 2         130,546
----------------------------------------------------------------------------------------------------------------------------
      720,000    NYS Medcare (Hospital & Nursing Home)               6.125       02/15/2014 7   02/15/2006 2         733,918
----------------------------------------------------------------------------------------------------------------------------
    1,915,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2013     02/15/2005 2       1,923,483
----------------------------------------------------------------------------------------------------------------------------
    1,855,000    NYS Medcare (Hospital & Nursing Home)               6.200       02/15/2021     02/15/2005 2       1,897,350
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     02/15/2005 2         138,146
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     02/15/2005 2          25,081
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2015     08/15/2005 2          72,953
----------------------------------------------------------------------------------------------------------------------------
      225,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2027     02/15/2005 2         230,166
----------------------------------------------------------------------------------------------------------------------------
      325,000    NYS Medcare (Hospital & Nursing Home)               7.000       08/15/2032     02/15/2005 2         335,465
----------------------------------------------------------------------------------------------------------------------------
      740,000    NYS Medcare (Hospital & Nursing Home)               7.400       11/01/2016 7   05/01/2005 2         761,830
----------------------------------------------------------------------------------------------------------------------------
    1,085,000    NYS Medcare (Hospital & Nursing Home)               9.375       11/01/2016 7   05/01/2005 2       1,139,087
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYS Medcare (Hospital & Nursing Home)              10.000       11/01/2006 7   05/01/2005 2         353,191
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Insured Mtg. Nursing)                  6.150       02/15/2025     02/15/2005 2         138,232
----------------------------------------------------------------------------------------------------------------------------
      510,000    NYS Medcare (Long Term Health Care)                 6.400       11/01/2014 7   05/01/2005 2         518,971
----------------------------------------------------------------------------------------------------------------------------
    1,915,000    NYS Medcare (Long Term Health Care)                 6.450       11/01/2014 7   05/01/2005 2       1,971,301
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS Medcare (Long Term Health Care)                 6.700       11/01/2007     05/01/2005 2          90,325


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,150,000    NYS Medcare (Long Term Health Care)                 6.800%      11/01/2014 7   05/01/2005 2  $    1,154,244
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS Medcare (Long Term Health Care)                 7.100       11/01/2012 7   05/01/2005 2         130,508
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (Long Term Health Care)                 7.300       11/01/2005 7   05/01/2005 2          65,272
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYS Medcare (Long Term Health Care)                 7.375       11/01/2011 7   05/01/2005 2         118,956
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS Medcare (Long Term Health Care)                 7.625       11/01/2010     05/01/2005 2          45,194
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS Medcare (Montefiore Medical Center)             5.700       02/15/2012     02/15/2007 2          87,046
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2015     02/15/2005 2          71,691
----------------------------------------------------------------------------------------------------------------------------
    6,170,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2025 7   12/15/2005 2       6,316,044
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS Medcare (Montefiore Medical Center)             6.000       02/15/2035     02/15/2005 2         204,816
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYS Medcare (Secured Hospital)                      6.250       02/15/2024 7   02/15/2005 2         197,974
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (St. James Mercy Hospital)              6.250       02/15/2025     08/15/2005 2          26,076
----------------------------------------------------------------------------------------------------------------------------
   12,320,000    NYS Medcare (St. Luke's Hospital)                   5.600       08/15/2013 7   08/15/2005 2      12,724,096
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018 7   08/15/2005 2         480,152
----------------------------------------------------------------------------------------------------------------------------
      815,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018     02/15/2005 2         844,585
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029 7   02/15/2005 2         182,250
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     02/15/2005 2          65,808
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     02/15/2005 2         111,367
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (St. Peter's Hospital)                  5.375       11/01/2020     05/01/2005 2         252,980
----------------------------------------------------------------------------------------------------------------------------
    1,870,000    NYS Muni Bond Bank Agency
                 (Special Program-City of Buffalo)                   6.875       03/15/2006 7   03/15/2005 2       1,914,319
----------------------------------------------------------------------------------------------------------------------------
   10,710,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.250       12/01/2019     06/01/2013 2      11,586,828
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.500       06/01/2015     06/01/2013 2       3,281,805
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS Power Authority, Series A                       5.000       11/15/2018     12/15/2005 2          40,780
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Power Authority, Series A                       5.000       11/15/2019     12/15/2005 2          50,975
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Power Authority, Series F                       5.500       01/01/2010     07/01/2005 5           5,359
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYS Thruway Authority Service Contract
                 (Highway & Bridge)                                  6.000       04/01/2011     04/01/2007 2       1,110,583
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Thruway Authority, Series A                     5.000       04/01/2023     04/01/2014 2       1,060,340
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS Thruway Authority, Series A                     5.000       03/15/2024     09/15/2014 2       3,699,640
----------------------------------------------------------------------------------------------------------------------------
      645,000    NYS Thruway Authority, Series B                     5.000       01/01/2020 7   07/01/2005 2         652,359
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Thruway Authority, Series B                     5.125       04/01/2015 7   04/01/2005 2          10,267
----------------------------------------------------------------------------------------------------------------------------
   14,915,000    NYS Thruway Authority, Series B                     5.250       04/01/2024     04/01/2009 2      16,077,177
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority, Series C                     5.250       04/01/2015     04/01/2008 2          21,704
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYS Thruway Authority, Series D                     5.500       01/01/2017     01/01/2007 2         534,375
----------------------------------------------------------------------------------------------------------------------------
      675,000    NYS Thruway Authority, Series E                     5.250       01/01/2015     01/01/2008 2         727,569
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (Cornell Center)                            6.000       01/01/2014     07/01/2005 2          20,588
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS UDC (Correctional Facilities)                   0.000 8     01/01/2007     01/01/2007            28,453
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS UDC (Correctional Facilities)                   5.000       01/01/2020 7   01/01/2008 2          79,669
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS UDC (Correctional Facilities)                   5.875       01/01/2019     01/01/2009 5       5,700,250


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000    NYS UDC
                 (Higher Education Technology Grants)                5.750%      04/01/2015     04/01/2005 2  $        5,144
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS UDC (Personal Income Tax)                       5.250       03/15/2034     03/15/2014 2      10,614,500
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS UDC (Personal Income Tax)                       5.500       03/15/2021     03/15/2013 2       5,777,450
----------------------------------------------------------------------------------------------------------------------------
    1,145,000    NYS UDC (Senior Lien)                               5.375       07/01/2022     07/01/2006 2       1,216,986
----------------------------------------------------------------------------------------------------------------------------
   14,900,000    NYS UDC (Senior Lien)                               5.500       07/01/2016 7   07/01/2006 2      15,877,887
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2005     01/01/2005            65,000
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2005     01/01/2005            20,000
----------------------------------------------------------------------------------------------------------------------------
  106,185,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     01/01/2011        76,967,135
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 1         741,713
----------------------------------------------------------------------------------------------------------------------------
      895,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 1         648,732
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2020     07/01/2014 2       4,282,520
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2021     07/01/2014 2       1,065,800
----------------------------------------------------------------------------------------------------------------------------
    4,525,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2016     07/01/2008 2       4,784,871
----------------------------------------------------------------------------------------------------------------------------
    6,100,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2022 7   07/01/2008 2       6,454,044
----------------------------------------------------------------------------------------------------------------------------
    5,395,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2026     07/01/2006 2       5,706,076
----------------------------------------------------------------------------------------------------------------------------
    6,630,000    NYS UDC (Subordinated Lien)                         5.600       07/01/2026 7   07/01/2008 2       7,023,491
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS UDC (Syracuse University
                 Science & Technology Center)                        5.500       01/01/2014     07/01/2005 2          25,064
----------------------------------------------------------------------------------------------------------------------------
      680,000    NYS UDC (Syracuse University)                       5.500       01/01/2014     07/01/2005 2         681,911
----------------------------------------------------------------------------------------------------------------------------
      215,000    NYS UDC, Series A                                   5.500       04/01/2016 7   04/01/2006 2         227,679
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS UDC, Series A                                   5.500       04/01/2019     04/01/2006 2          74,092
----------------------------------------------------------------------------------------------------------------------------
      975,000    Oneida County IDA (Bonide Products)                 5.750       11/01/2007     08/17/2006 1         970,856
----------------------------------------------------------------------------------------------------------------------------
    2,285,000    Oneida County IDA (Faxton Hospital)                 6.625       01/01/2015 7   01/01/2010 2       2,593,704
----------------------------------------------------------------------------------------------------------------------------
      600,000    Oneida County IDA (Presbyterian Home)               6.100       06/01/2020     06/01/2010 2         656,586
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Oneida County IDA (Presbyterian Home)               6.250       06/01/2015     06/01/2010 2       1,109,770
----------------------------------------------------------------------------------------------------------------------------
    3,895,000    Oneida Healthcare Corp.                             5.500       02/01/2016 7   02/01/2011 2       4,221,713
----------------------------------------------------------------------------------------------------------------------------
      155,000    Oneida-Herkimer SWMA                                6.750       04/01/2014 7   04/01/2005 2         156,093
----------------------------------------------------------------------------------------------------------------------------
      190,000    Onondaga County IDA (Coltec Industries)             7.250       06/01/2008 7   06/01/2005 2         193,268
----------------------------------------------------------------------------------------------------------------------------
      365,000    Onondaga County IDA (Coltec Industries)             9.875       10/01/2010     04/01/2005 2         383,068
----------------------------------------------------------------------------------------------------------------------------
    2,605,000    Onondaga County IDA (Le Moyne College)              5.000       12/01/2012     07/22/2010 4       2,766,015
----------------------------------------------------------------------------------------------------------------------------
      920,000    Onondaga County IDA (Le Moyne College)              5.500       03/01/2014     03/01/2009 2         973,213
----------------------------------------------------------------------------------------------------------------------------
    8,700,000    Onondaga County Res Rec                             5.000       05/01/2006     11/02/2005 1       8,662,851
----------------------------------------------------------------------------------------------------------------------------
   26,615,000    Onondaga County Res Rec                             5.000       05/01/2010     08/24/2008 1      25,431,963
----------------------------------------------------------------------------------------------------------------------------
      125,000    Orange County IDA
                 (Adult Homes at Erie Station)                       6.000       08/01/2011     10/25/2008 1         128,678
----------------------------------------------------------------------------------------------------------------------------
      210,000    Orange County IDA (Glen Arden)                      5.350       01/01/2007     01/01/2007           208,045
----------------------------------------------------------------------------------------------------------------------------
      230,000    Orange County IDA (Glen Arden)                      5.400       01/01/2008     01/01/2008           226,138
----------------------------------------------------------------------------------------------------------------------------
       40,000    Orange County IDA (Mental Health)                   6.000       05/01/2008     05/01/2006 2          42,321
----------------------------------------------------------------------------------------------------------------------------
       60,000    Orange County IDA (Mental Health)                   6.125       05/01/2016 7   05/01/2008 2          62,514


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,065,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000%      12/01/2016 7   12/01/2011 2  $    5,741,329
----------------------------------------------------------------------------------------------------------------------------
    1,920,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000       12/01/2016 7   12/01/2011 2       2,176,378
----------------------------------------------------------------------------------------------------------------------------
      200,000    Oswego County IDA (Seneca Hill Manor)               5.650       08/01/2037     08/01/2007 2         216,904
----------------------------------------------------------------------------------------------------------------------------
      575,000    Otsego County IDA
                 (Mary Imogene Bassett Hospital)                     5.350       11/01/2020     11/01/2008 2         604,871
----------------------------------------------------------------------------------------------------------------------------
       50,000    Philadelphia, NY GO                                 7.500       12/15/2009     12/15/2009            59,716
----------------------------------------------------------------------------------------------------------------------------
   21,985,000    Port Authority NY/NJ (Delta Air Lines)              6.950       06/01/2008     06/01/2008        21,949,604
----------------------------------------------------------------------------------------------------------------------------
   59,450,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2022 7   12/01/2007 2      64,503,845
----------------------------------------------------------------------------------------------------------------------------
    9,180,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2025     12/01/2007 2       9,780,464
----------------------------------------------------------------------------------------------------------------------------
   28,990,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.900       12/01/2017 7   12/01/2007 2      31,727,816
----------------------------------------------------------------------------------------------------------------------------
    5,955,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    6.250       12/01/2010     12/01/2010         6,774,051
----------------------------------------------------------------------------------------------------------------------------
   14,275,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2011     10/01/2006 2      14,917,090
----------------------------------------------------------------------------------------------------------------------------
   21,400,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2019 7   10/01/2008 2      22,297,730
----------------------------------------------------------------------------------------------------------------------------
    9,300,000    Port Authority NY/NJ (KIAC)                         7.000       10/01/2007     10/14/2006 1       9,714,315
----------------------------------------------------------------------------------------------------------------------------
    9,175,000    Port Authority NY/NJ RITES 9                        9.867 14    06/01/2012     06/01/2012        12,194,860
----------------------------------------------------------------------------------------------------------------------------
      900,000    Port Authority NY/NJ, 95th Series                   5.500       09/01/2012     03/01/2006 2         937,413
----------------------------------------------------------------------------------------------------------------------------
      340,000    Port Authority NY/NJ, 97th Series                   6.500       07/15/2019     01/15/2005           343,934
----------------------------------------------------------------------------------------------------------------------------
    9,425,000    Port Authority NY/NJ, 98th Series                   6.000       08/01/2011     02/01/2005 2       9,545,734
----------------------------------------------------------------------------------------------------------------------------
   10,710,000    Port Authority NY/NJ, 98th Series                   6.125       08/01/2013     02/01/2005 2      10,848,587
----------------------------------------------------------------------------------------------------------------------------
   12,590,000    Port Authority NY/NJ, 98th Series                   6.200       02/01/2015     02/01/2005 2      12,754,677
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 99th Series                   5.750       11/01/2014     05/01/2005 2         204,124
----------------------------------------------------------------------------------------------------------------------------
    7,665,000    Port Authority NY/NJ, 99th Series                   5.900       11/01/2011     05/01/2005 2       7,826,118
----------------------------------------------------------------------------------------------------------------------------
       20,000    Port Authority NY/NJ, 100th Series                  5.625       12/15/2010     06/15/2005 2          20,515
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2015     06/15/2005 2          25,648
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     06/15/2005 2          25,622
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     06/15/2005 2          51,230
----------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2          61,444
----------------------------------------------------------------------------------------------------------------------------
   10,465,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2      10,717,939
----------------------------------------------------------------------------------------------------------------------------
       90,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2          92,175
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2         138,263
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 101st Series                  5.750       09/15/2015     09/15/2005 2         205,896
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2017     01/15/2006 2       1,038,190
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 105th Series                  6.250       09/01/2006     03/01/2006 2       2,108,900
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 106th Series                  6.000       07/01/2015     07/01/2006 2          31,686
----------------------------------------------------------------------------------------------------------------------------
    3,455,000    Port Authority NY/NJ, 107th Series                  5.250       10/15/2012     10/15/2006 2       3,626,023
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2013     10/15/2006 2          52,593


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      10,000    Port Authority NY/NJ, 107th Series                  5.375%      10/15/2016     10/15/2006 2  $       10,316
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2016     10/15/2006 2          26,122
----------------------------------------------------------------------------------------------------------------------------
      175,000    Port Authority NY/NJ, 108th Series                  5.500       07/15/2013     01/15/2007 2         185,887
----------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 109th Series                  5.375       07/15/2027     01/15/2007 2          63,154
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 109th Series                  5.375       01/15/2032     01/15/2007 2         141,823
----------------------------------------------------------------------------------------------------------------------------
       45,000    Port Authority NY/NJ, 110th Series                  5.375       07/01/2017     07/01/2007 2          47,488
----------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 111th Series                  5.000       10/01/2022 7   10/01/2007 2         237,346
----------------------------------------------------------------------------------------------------------------------------
       20,000    Port Authority NY/NJ, 112th Series                  5.000       12/01/2017     06/01/2005 2          20,341
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 112th Series                  5.000       06/01/2018 7   06/02/2007 2          30,511
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2012     06/01/2005 2         102,118
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2013     06/01/2005 2          51,059
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2013     06/01/2005 2       2,041,100
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 114th Series                  5.500       08/01/2013     08/01/2005 2         138,718
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 116th Series                  5.250       10/01/2015     11/01/2005 2          25,840
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Port Authority NY/NJ, 119th Series                  5.250       09/15/2012     09/15/2006 2      10,504,000
----------------------------------------------------------------------------------------------------------------------------
    7,250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2016     09/15/2006 2       7,596,043
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2017     09/15/2006 2         209,546
----------------------------------------------------------------------------------------------------------------------------
      250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2019     09/15/2006 2         261,933
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2011     07/15/2008 2       2,169,840
----------------------------------------------------------------------------------------------------------------------------
   13,620,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2014     07/15/2008 2      14,800,445
----------------------------------------------------------------------------------------------------------------------------
   14,315,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2015     07/15/2008 2      15,307,030
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Port Authority NY/NJ, 131st Series                  5.000       12/15/2020     06/15/2013 2       1,577,130
----------------------------------------------------------------------------------------------------------------------------
      500,000    Port Chester Community Devel. Corp.
                 (Section 8), Series A                               5.500       08/01/2017 7   02/01/2005 2         523,610
----------------------------------------------------------------------------------------------------------------------------
      400,000    Port Chester Community Devel. Corp.
                 (Section 8), Series A                               5.600       02/01/2024     02/01/2005 2         418,916
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Chester IDA (Nadel Industries)                 6.750       02/01/2006     08/08/2005 1          30,654
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Chester IDA (Nadel Industries)                 7.000       02/01/2016     02/01/2008 5          27,581
----------------------------------------------------------------------------------------------------------------------------
    1,630,000    Poughkeepsie IDA
                 (Eastman & Bixby Redevelopment Corp.)               5.900       08/01/2020     08/01/2010 2       1,750,799
----------------------------------------------------------------------------------------------------------------------------
      620,000    Putnam County IDA (Brewster Plastics)               7.375       12/01/2008     07/01/2007 1         622,009
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Rensselaer County IDA (Franciscan Heights)          5.375       12/01/2025     12/01/2014 2       1,055,810
----------------------------------------------------------------------------------------------------------------------------
    3,780,000    Rensselaer County Tobacco Asset
                 Securitization Corp.                                5.200       06/01/2025     03/10/2010 1       3,602,113
----------------------------------------------------------------------------------------------------------------------------
      120,000    Rensselaer Hsg. Authority (Renwyck)                 7.650       01/01/2011     07/01/2005 2         121,460
----------------------------------------------------------------------------------------------------------------------------
       60,000    Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                    6.900       06/01/2024     06/01/2006 2          61,075
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Riverhead HDC (Riverpointe Apartments)              5.850       08/01/2010     11/06/2008 4       1,713,804
----------------------------------------------------------------------------------------------------------------------------
      275,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.300       07/01/2005     07/01/2005           276,810
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.700       01/01/2017 7   01/01/2006 2       6,230,580


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000    Rochester Hsg. Authority
                 (Stonewood Village)                                 5.900%      09/01/2009     10/09/2007 1  $      380,788
----------------------------------------------------------------------------------------------------------------------------
   11,940,000    Rockland County Tobacco Asset
                 Securitization Corp.                                5.500       08/15/2025     06/12/2012 1      11,497,623
----------------------------------------------------------------------------------------------------------------------------
      245,000    Rockland Gardens Hsg. Corp.                        10.500       05/01/2011     05/01/2005 2         247,149
----------------------------------------------------------------------------------------------------------------------------
       80,000    Rome HDC, Series A                                  6.250       01/01/2024     07/01/2008 2          85,399
----------------------------------------------------------------------------------------------------------------------------
      265,000    Rome Hsg. Corp.                                     7.000       01/01/2026 7   07/01/2005 2         265,382
----------------------------------------------------------------------------------------------------------------------------
      225,000    Roxbury CSD GO                                      6.400       06/15/2010     06/15/2005 2         232,344
----------------------------------------------------------------------------------------------------------------------------
      235,000    Roxbury CSD GO                                      6.400       06/15/2011     06/15/2005 2         242,424
----------------------------------------------------------------------------------------------------------------------------
   32,000,000    Sales Tax Asset Receivables Corp., Series A         5.250       10/15/2027     10/15/2014 2      34,445,760
----------------------------------------------------------------------------------------------------------------------------
      500,000    Saratoga County IDA (Saratoga Hospital)             5.000       12/01/2014     12/01/2014           529,570
----------------------------------------------------------------------------------------------------------------------------
    1,725,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2023     12/01/2005 2       1,783,443
----------------------------------------------------------------------------------------------------------------------------
    6,540,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2033     12/01/2005 2       6,759,155
----------------------------------------------------------------------------------------------------------------------------
      530,000    Saratoga County IDA (Saratoga Sheraton)             6.750       12/31/2007     08/24/2006 1         522,887
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Tax Anticipation Notes                  5.900       12/30/2005     05/27/2005         2,000,680
----------------------------------------------------------------------------------------------------------------------------
       25,000    Scotia GO                                           6.100       01/15/2012     07/15/2005 2          25,481
----------------------------------------------------------------------------------------------------------------------------
    1,680,000    SONYMA, Series 24                                   5.875       10/01/2015     07/01/2010 2       1,795,248
----------------------------------------------------------------------------------------------------------------------------
    3,600,000    SONYMA, Series 27                                   5.800       10/01/2020 7   04/01/2010 2       3,808,080
----------------------------------------------------------------------------------------------------------------------------
      130,000    SONYMA, Series 27                                   5.875       04/01/2030 7   04/01/2010 2         138,401
----------------------------------------------------------------------------------------------------------------------------
    8,125,000    SONYMA, Series 29                                   5.400       10/01/2022 7   10/01/2010 2       8,469,094
----------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 30                                   5.800       10/01/2025     02/01/2006 2          45,487
----------------------------------------------------------------------------------------------------------------------------
      115,000    SONYMA, Series 30-C2                                5.800       10/01/2025     02/01/2006 2         116,244
----------------------------------------------------------------------------------------------------------------------------
      400,000    SONYMA, Series 31                                   5.200       10/01/2021     04/01/2011 2         412,376
----------------------------------------------------------------------------------------------------------------------------
      285,000    SONYMA, Series 49                                   5.800       10/01/2013     06/29/2005 2         293,120
----------------------------------------------------------------------------------------------------------------------------
       25,000    SONYMA, Series 49                                   5.850       10/01/2017     06/29/2005 2          25,777
----------------------------------------------------------------------------------------------------------------------------
       50,000    SONYMA, Series 53                                   5.750       10/01/2011 7   01/04/2008 2          51,974
----------------------------------------------------------------------------------------------------------------------------
       70,000    SONYMA, Series 53                                   5.900       10/01/2017     01/04/2006 2          72,212
----------------------------------------------------------------------------------------------------------------------------
       80,000    SONYMA, Series 55                                   5.950       10/01/2017 7   04/01/2006 2          82,988
----------------------------------------------------------------------------------------------------------------------------
       25,000    SONYMA, Series 64                                   5.800       10/01/2017     04/01/2007 2          26,347
----------------------------------------------------------------------------------------------------------------------------
      250,000    SONYMA, Series 64                                   5.900       10/01/2027 7   04/01/2009 2         260,513
----------------------------------------------------------------------------------------------------------------------------
      150,000    SONYMA, Series 66                                   5.600       10/01/2017     07/01/2007 2         158,277
----------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 67                                   5.600       10/01/2014 7   09/01/2009 2         104,924
----------------------------------------------------------------------------------------------------------------------------
    1,065,000    SONYMA, Series 67                                   5.700       10/01/2017 7   09/01/2007 2       1,108,346
----------------------------------------------------------------------------------------------------------------------------
      200,000    SONYMA, Series 67                                   5.800       10/01/2028 7   09/01/2008 2         209,774
----------------------------------------------------------------------------------------------------------------------------
       40,000    SONYMA, Series 67                                   5.800       10/01/2028     09/01/2007 2          41,617
----------------------------------------------------------------------------------------------------------------------------
      845,000    SONYMA, Series 70                                   5.375       10/01/2017 7   03/01/2010 2         885,095
----------------------------------------------------------------------------------------------------------------------------
      190,000    SONYMA, Series 73-B                                 5.450       10/01/2024 7   09/30/2011 2         191,283
----------------------------------------------------------------------------------------------------------------------------
       20,000    SONYMA, Series 77                                   5.900       04/01/2013     11/23/2009 2          20,606


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     165,000    SONYMA, Series 80                                   5.100%      10/01/2017 7   03/01/2009 2  $      172,943
----------------------------------------------------------------------------------------------------------------------------
    5,350,000    SONYMA, Series 82                                   5.550       10/01/2019 7   10/01/2009 2       5,612,846
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    SONYMA, Series 83                                   5.450       04/01/2018 7   10/01/2009 2      26,497,000
----------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 83                                   5.550       10/01/2027     10/01/2009 2          46,639
----------------------------------------------------------------------------------------------------------------------------
      120,000    SONYMA, Series 84                                   5.900       04/01/2022 7   09/01/2009 2         125,423
----------------------------------------------------------------------------------------------------------------------------
    6,315,000    SONYMA, Series 84                                   5.950       04/01/2030 7   09/01/2009 2       6,585,219
----------------------------------------------------------------------------------------------------------------------------
      165,000    SONYMA, Series 90                                   5.750       10/01/2021     09/27/2005 4         166,153
----------------------------------------------------------------------------------------------------------------------------
   19,810,000    SONYMA, Series 94                                   5.900       10/01/2030 7   04/01/2010 2      20,708,978
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    SONYMA, Series 95                                   5.500       10/01/2017 7   04/01/2010 2       2,134,800
----------------------------------------------------------------------------------------------------------------------------
    6,100,000    SONYMA, Series 97                                   5.400       10/01/2021 7   04/01/2011 2       6,394,081
----------------------------------------------------------------------------------------------------------------------------
       75,000    Springville HDC (Springbrook)                       5.950       01/01/2010     10/31/2007 4          76,275
----------------------------------------------------------------------------------------------------------------------------
      480,000    St. Lawrence County IDA (PACES)                     5.875       06/30/2007     07/15/2006 1         473,947
----------------------------------------------------------------------------------------------------------------------------
      450,000    Suffolk County IDA (ACLD)                           5.750       03/01/2006     09/03/2005 1         450,261
----------------------------------------------------------------------------------------------------------------------------
      895,000    Suffolk County IDA (ALIA-CCDRCA)                    7.000       06/01/2016     06/01/2011 2         960,791
----------------------------------------------------------------------------------------------------------------------------
    1,080,000    Suffolk County IDA (ALIA-FREE)                      7.000       06/01/2016     06/01/2011 2       1,159,391
----------------------------------------------------------------------------------------------------------------------------
      940,000    Suffolk County IDA (ALIA-IGHL)                      6.500       12/01/2013     05/07/2010 1         979,997
----------------------------------------------------------------------------------------------------------------------------
      510,000    Suffolk County IDA (ALIA-WORCA)                     7.000       06/01/2016     06/01/2011 2         547,490
----------------------------------------------------------------------------------------------------------------------------
       25,000    Suffolk County IDA (Dowling College)                6.400       12/01/2005     12/01/2005            25,271
----------------------------------------------------------------------------------------------------------------------------
      240,000    Suffolk County IDA (Dowling College)                6.500       12/01/2006     12/01/2006           244,862
----------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA (Dowling College)                6.625       06/01/2024     06/01/2006 2          50,067
----------------------------------------------------------------------------------------------------------------------------
      550,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     10/20/2012 1         575,922
----------------------------------------------------------------------------------------------------------------------------
    3,605,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     06/12/2013 1       3,774,904
----------------------------------------------------------------------------------------------------------------------------
    1,125,000    Suffolk County IDA
                 (Huntington First Aid Squad)                        6.025       11/01/2008     12/15/2006 1       1,160,010
----------------------------------------------------------------------------------------------------------------------------
      735,000    Suffolk County IDA
                 (L.I. Network Community Services)                   7.000       02/01/2014     02/01/2010 1         748,318
----------------------------------------------------------------------------------------------------------------------------
      290,000    Suffolk County IDA
                 (Mattituck-Laurel Library)                          6.000       09/01/2019 7   09/01/2010 2         333,941
----------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA
                 (Nissequogue Cogeneration Partners)                 4.875       01/01/2008     02/11/2007 1          51,105
----------------------------------------------------------------------------------------------------------------------------
      165,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   7.000       10/01/2030     10/01/2005 3         166,124
----------------------------------------------------------------------------------------------------------------------------
      100,000    Suffolk County Water Authority                      5.750       06/01/2010     06/01/2005 2         112,539
----------------------------------------------------------------------------------------------------------------------------
       30,000    Sullivan County GO                                  5.100       03/15/2011     03/15/2005 2          30,184
----------------------------------------------------------------------------------------------------------------------------
      125,000    Syracuse IDA (Crouse Irving Companies)              5.250       01/01/2017     01/01/2010 2         129,921
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Syracuse IDA
                 (Crouse Irving Health Hospital)                     5.125       01/01/2009     07/25/2007 1       1,437,007
----------------------------------------------------------------------------------------------------------------------------
      765,000    Syracuse IDA
                 (One Center Armory Garage)                          6.750       12/01/2017     06/01/2005 2         793,994


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     855,000    Syracuse SCHC
                 (East Hill Village Apartments)                      6.125%      11/01/2010     04/18/2008 1  $      840,559
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2012     06/01/2006 2       3,117,270
----------------------------------------------------------------------------------------------------------------------------
   11,905,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 2      12,758,350
----------------------------------------------------------------------------------------------------------------------------
    4,420,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 2       4,801,976
----------------------------------------------------------------------------------------------------------------------------
    2,220,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2021     06/01/2013 2       2,396,002
----------------------------------------------------------------------------------------------------------------------------
   21,235,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2010     06/01/2005 2      21,521,248
----------------------------------------------------------------------------------------------------------------------------
   19,550,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2014     06/01/2009 2      21,282,717
----------------------------------------------------------------------------------------------------------------------------
    8,250,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2015     06/01/2010 2       9,113,115
----------------------------------------------------------------------------------------------------------------------------
   11,900,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2016     06/01/2008 2      12,963,622
----------------------------------------------------------------------------------------------------------------------------
    5,020,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2017     06/01/2011 2       5,512,211
----------------------------------------------------------------------------------------------------------------------------
   21,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2018     06/01/2012 2      23,194,920
----------------------------------------------------------------------------------------------------------------------------
   20,500,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2019     06/01/2013 2      22,732,450
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2020     06/01/2013 2       1,099,890
----------------------------------------------------------------------------------------------------------------------------
   18,395,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2021     06/01/2013 2      20,163,863
----------------------------------------------------------------------------------------------------------------------------
   14,965,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2022     06/01/2013 2      16,304,068
----------------------------------------------------------------------------------------------------------------------------
      900,000    Tompkins County IDA (Kendall at Ithaca)             5.750       07/01/2018     07/01/2008 2         935,469
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Tompkins County IDA (Kendall at Ithaca)             6.000       07/01/2024     07/01/2008 2       2,086,300
----------------------------------------------------------------------------------------------------------------------------
       25,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                               5.875       02/01/2033     02/01/2005 2          25,317
----------------------------------------------------------------------------------------------------------------------------
      280,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                              10.800       02/01/2028 7   08/01/2005 2         316,904
----------------------------------------------------------------------------------------------------------------------------
    2,410,000    Tonawanda HDC (Tonawanda Towers)                    6.150       10/01/2011     10/01/2007 2       2,564,577
----------------------------------------------------------------------------------------------------------------------------
      350,000    Triborough Bridge & Tunnel Authority,
                 Series A                                            5.000       01/01/2024     07/01/2005 5         357,098
----------------------------------------------------------------------------------------------------------------------------
      580,000    TSASC, Inc. (TFABs)                                 3.750       07/15/2008     07/15/2008           567,762
----------------------------------------------------------------------------------------------------------------------------
       80,000    TSASC, Inc. (TFABs)                                 4.000       07/15/2009     07/15/2009            77,766
----------------------------------------------------------------------------------------------------------------------------
       45,000    TSASC, Inc. (TFABs)                                 4.250       07/15/2010     07/15/2010            43,511
----------------------------------------------------------------------------------------------------------------------------
       60,000    TSASC, Inc. (TFABs)                                 4.500       07/15/2012     07/15/2012            58,207
----------------------------------------------------------------------------------------------------------------------------
       75,000    TSASC, Inc. (TFABs)                                 5.000       07/15/2014     07/15/2014            73,331
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2005 6       2,395,424
----------------------------------------------------------------------------------------------------------------------------
      430,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2011           430,460
----------------------------------------------------------------------------------------------------------------------------
    2,150,000    TSASC, Inc. (TFABs)                                 5.375       07/15/2011     07/15/2006 6       2,214,866
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    TSASC, Inc. (TFABs)                                 5.375       07/15/2012     07/15/2006 6       2,524,400
----------------------------------------------------------------------------------------------------------------------------
      225,000    TSASC, Inc. (TFABs)                                 5.400       07/15/2012     07/15/2007 6         232,774
----------------------------------------------------------------------------------------------------------------------------
    2,825,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2007 6       2,933,876
----------------------------------------------------------------------------------------------------------------------------
      320,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2008 6         332,333
----------------------------------------------------------------------------------------------------------------------------
      690,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2012 2         697,190
----------------------------------------------------------------------------------------------------------------------------
   43,390,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2024     07/19/2014 1      42,735,679
----------------------------------------------------------------------------------------------------------------------------
      315,000    TSASC, Inc. (TFABs)                                 5.600       07/15/2014     07/15/2008 6         328,318
----------------------------------------------------------------------------------------------------------------------------
    5,315,000    TSASC, Inc. (TFABs)                                 5.700       07/15/2014     07/15/2009 4       5,472,218


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     150,000    TSASC, Inc. (TFABs)                                 5.750%      07/15/2015     07/15/2009 4  $      154,796
----------------------------------------------------------------------------------------------------------------------------
      250,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2015     07/15/2010 2         255,853
----------------------------------------------------------------------------------------------------------------------------
    6,575,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2016     07/15/2010 2       6,697,427
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 2       3,569,300
----------------------------------------------------------------------------------------------------------------------------
      275,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 2         280,445
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 2       1,119,107
----------------------------------------------------------------------------------------------------------------------------
    2,470,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 2       2,512,904
----------------------------------------------------------------------------------------------------------------------------
    4,900,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 2       4,985,113
----------------------------------------------------------------------------------------------------------------------------
    4,495,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 2       4,573,078
----------------------------------------------------------------------------------------------------------------------------
    5,185,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 2       5,275,063
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 2       2,294,169
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2021     07/15/2012 2       2,334,500
----------------------------------------------------------------------------------------------------------------------------
   46,905,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2027     07/15/2010 2      47,603,415
----------------------------------------------------------------------------------------------------------------------------
   17,220,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2034 7   07/15/2010 2      17,435,939
----------------------------------------------------------------------------------------------------------------------------
   64,865,000    TSASC, Inc. (TFABs)                                 6.375       07/15/2039 7   07/15/2010 2      66,055,921
----------------------------------------------------------------------------------------------------------------------------
      355,000    Ulster County IDA (Benedictine Hospital)            6.050       06/01/2005     06/01/2005           354,897
----------------------------------------------------------------------------------------------------------------------------
      100,000    Ulster County IDA (Benedictine Hospital)            6.250       06/01/2008     06/16/2007 1          99,872
----------------------------------------------------------------------------------------------------------------------------
   10,650,000    Ulster County Tobacco Asset
                 Securitization Corp.                                6.750       06/01/2030 7   06/01/2012 2      10,866,621
----------------------------------------------------------------------------------------------------------------------------
      500,000    United Nations Devel. Corp., Series A               5.250       07/01/2014     01/01/2008 2         530,495
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    United Nations Devel. Corp., Series A               5.250       07/01/2018     01/01/2008 2       3,088,923
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2019     01/01/2008 2       4,216,960
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    United Nations Devel. Corp., Series A               5.250       07/01/2020     01/01/2008 2       2,533,680
----------------------------------------------------------------------------------------------------------------------------
    2,450,000    United Nations Devel. Corp., Series A               5.250       07/01/2021     01/01/2008 2       2,586,465
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2022     01/01/2008 2       2,119,640
----------------------------------------------------------------------------------------------------------------------------
    2,040,000    United Nations Devel. Corp., Series A               5.250       07/01/2023     01/01/2008 2       2,153,628
----------------------------------------------------------------------------------------------------------------------------
    3,020,000    United Nations Devel. Corp., Series A               5.250       07/01/2024     01/01/2008 2       3,188,214
----------------------------------------------------------------------------------------------------------------------------
       15,000    Upper Mohawk Valley Regional
                 Water Finance Authority                             5.125       10/01/2016     10/01/2007 2          16,119
----------------------------------------------------------------------------------------------------------------------------
      295,000    Utica GO                                            6.200       01/15/2014     01/15/2010 2         329,509
----------------------------------------------------------------------------------------------------------------------------
      320,000    Utica GO                                            6.250       01/15/2015     01/15/2010 2         355,706
----------------------------------------------------------------------------------------------------------------------------
      145,000    Utica IDA (Utica College Civic Facility)            5.300       08/01/2008     02/23/2007 1         147,403
----------------------------------------------------------------------------------------------------------------------------
    1,940,000    Utica IDA (Utica College Civic Facility)            6.375       12/01/2011     02/25/2009 1       1,993,816
----------------------------------------------------------------------------------------------------------------------------
    1,770,000    Utica IDA (Utica College Civic Facility)            6.875       12/01/2034     06/01/2009 2       1,879,457
----------------------------------------------------------------------------------------------------------------------------
       60,000    Utica SCHC (Steinhorst Apartments)                  6.500       04/15/2008     05/02/2006 4          61,929
----------------------------------------------------------------------------------------------------------------------------
      250,000    Utica Senior Citizens Hsg. (Multifamily)            5.550       12/01/2017     12/01/2005 2         264,463
----------------------------------------------------------------------------------------------------------------------------
      180,000    Valley Health Development Corp.                     6.750       05/20/2022     05/20/2010 2         209,873
----------------------------------------------------------------------------------------------------------------------------
      230,000    Westchester County IDA
                 (Beth Abraham Hospital)                             7.250       12/01/2009     02/02/2008 1         240,302
----------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA
                 (Children's Village)                                5.100       03/15/2009     03/15/2009            51,874


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,055,000    Westchester County IDA
                 (Guiding Eyes for the Blind)                        4.500%      08/01/2012     04/21/2009 1  $    2,095,689
----------------------------------------------------------------------------------------------------------------------------
       85,000    Westchester County IDA (JDAM)                       6.250       04/01/2005     04/01/2005            85,439
----------------------------------------------------------------------------------------------------------------------------
       70,000    Westchester County IDA (JDAM)                       6.500       04/01/2009 7   04/01/2006 2          72,545
----------------------------------------------------------------------------------------------------------------------------
    1,130,000    Westchester County IDA (JDAM)                       6.750       04/01/2016 7   04/01/2006 2       1,177,189
----------------------------------------------------------------------------------------------------------------------------
    2,290,000    Westchester County IDA
                 (Rippowam-Cisqua School)                            5.750       06/01/2029     06/01/2011 2       2,334,724
----------------------------------------------------------------------------------------------------------------------------
    3,580,000    Westchester County IDA
                 (Schnurmacher Center)                               6.000       11/01/2011     01/25/2009 1       3,705,622
----------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA
                 (Westchester Airport Association)                   5.850       08/01/2014     02/01/2005 2          51,020
----------------------------------------------------------------------------------------------------------------------------
      380,000    Westchester County IDA
                 (Westchester Airport Association)                   5.950       08/01/2024 7   02/01/2005 2         384,009
----------------------------------------------------------------------------------------------------------------------------
      145,000    Westchester County IDA
                 (Westchester Resco Company)                         5.500       07/01/2009     07/01/2008 2         152,537
----------------------------------------------------------------------------------------------------------------------------
   18,000,000    Westchester County Tobacco Asset
                 Securitization Corp.                                0.000 13    07/15/2039 7   07/15/2018 2      14,182,740
----------------------------------------------------------------------------------------------------------------------------
   37,110,000    Westchester County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2029 7   07/15/2011 2      37,872,982
----------------------------------------------------------------------------------------------------------------------------
       10,000    Western Nassau County Water Authority               5.500       05/01/2016     05/01/2006 2          10,614
----------------------------------------------------------------------------------------------------------------------------
      705,000    Western Nassau County Water Authority               5.650       05/01/2026     05/01/2006 2         745,411
----------------------------------------------------------------------------------------------------------------------------
      400,000    Yonkers IDA (Community Devel. Properties)           6.250       02/01/2016     02/01/2011 2         437,208
----------------------------------------------------------------------------------------------------------------------------
    3,140,000    Yonkers IDA (Community Devel. Properties)           6.625       02/01/2026 7   02/01/2011 2       3,383,319
----------------------------------------------------------------------------------------------------------------------------
      720,000    Yonkers IDA (Hudson Scenic Studio)                  5.875       11/01/2007     11/16/2006 1         724,010
----------------------------------------------------------------------------------------------------------------------------
      220,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.450       02/01/2029     02/01/2009 2         229,852
----------------------------------------------------------------------------------------------------------------------------
       25,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.650       02/01/2039     02/01/2009 2          26,328
----------------------------------------------------------------------------------------------------------------------------
      105,000    Yonkers IDA (Philipsburgh Hall Associates)          6.750       11/01/2008     05/28/2007 1         104,551
----------------------------------------------------------------------------------------------------------------------------
    2,610,000    Yonkers IDA (St. John's Riverside Hospital)         6.800       07/01/2016     10/12/2011 4       2,698,061
----------------------------------------------------------------------------------------------------------------------------
      800,000    Yonkers IDA (St. Joseph's Hospital),
                 Series 98-B                                         5.900       03/01/2008     08/30/2006 1         747,408
                                                                                                              --------------
                                                                                                               3,110,218,468
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.6%
   21,560,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              5.750       06/01/2032     08/20/2013 1      20,601,227
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.8%
    5,000,000    Guam Airport Authority, Series C                    5.375       10/01/2019     10/01/2013 2       5,401,050
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Guam Airport Authority, Series C                    5.375       10/01/2020     10/01/2013 2       6,463,080
----------------------------------------------------------------------------------------------------------------------------
      600,000    Guam EDA (TASC)                                     5.000       05/15/2022     09/12/2006 4         604,392
----------------------------------------------------------------------------------------------------------------------------
    1,950,000    Guam EDA (TASC)                                     5.400       05/15/2031     08/06/2010 1       1,838,870
----------------------------------------------------------------------------------------------------------------------------
      215,000    Guam EDA (TASC)                                     5.500       05/15/2041     10/20/2015 1         195,489
----------------------------------------------------------------------------------------------------------------------------
    3,030,000    Guam GO, Series A                                   5.900       09/01/2005     03/01/2005 2       3,033,394


                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   1,000,000    Guam GO, Series A                                   6.000%      09/01/2006     09/01/2006    $      999,860
----------------------------------------------------------------------------------------------------------------------------
      580,000    Guam Power Authority, Series A                      5.250       10/01/2013     10/01/2005 2         582,129
----------------------------------------------------------------------------------------------------------------------------
      555,000    Guam Power Authority, Series A                      5.250       10/01/2023     04/01/2005 2         561,566
----------------------------------------------------------------------------------------------------------------------------
       85,000    Northern Mariana Islands, Series A                  6.000       06/01/2014 7   06/01/2010 2          91,729
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Northern Mariana Islands, Series A                  6.000       06/01/2020 7   06/01/2010 2       3,204,390
----------------------------------------------------------------------------------------------------------------------------
      375,000    Puerto Rico Children's Trust Fund (TASC)            4.100       05/15/2013     05/15/2013           354,210
----------------------------------------------------------------------------------------------------------------------------
      200,000    Puerto Rico Children's Trust Fund (TASC)            4.250       05/15/2014     05/15/2014           188,660
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Children's Trust Fund (TASC)            5.000       05/15/2008     05/15/2008         2,588,000
----------------------------------------------------------------------------------------------------------------------------
  200,160,000    Puerto Rico Children's Trust Fund (TASC)            5.375       05/15/2033     11/15/2012 1     191,184,826
----------------------------------------------------------------------------------------------------------------------------
       20,000    Puerto Rico Children's Trust Fund (TASC)            5.750       07/01/2020     06/23/2008 4          21,702
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.000       07/01/2018     07/01/2008 2       4,325,640
----------------------------------------------------------------------------------------------------------------------------
    5,250,000    Puerto Rico Commonwealth GO                         5.000       07/01/2025     07/01/2014 2       5,459,370
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.250       07/01/2017     07/01/2013 2       4,354,280
----------------------------------------------------------------------------------------------------------------------------
    2,310,000    Puerto Rico Commonwealth GO                         5.250       07/01/2023     07/01/2014 2       2,475,950
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Commonwealth GO                         5.250       07/01/2027 7   07/01/2011 2       2,070,549
----------------------------------------------------------------------------------------------------------------------------
    2,740,000    Puerto Rico Commonwealth GO                         5.375       07/01/2028     07/01/2011 2       2,915,716
----------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico Electric Power Authority,
                 Series AA                                           5.375       07/01/2027     07/01/2007 2         106,522
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Electric Power Authority,
                 Series EE                                           5.250       07/01/2014     07/01/2008 2          11,002
----------------------------------------------------------------------------------------------------------------------------
    1,940,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.250       07/01/2021 7   07/01/2005 2       1,959,963
----------------------------------------------------------------------------------------------------------------------------
       65,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.250       07/01/2021     07/01/2005 2          65,720
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.500       07/01/2010     07/01/2005 2       1,475,602
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.500       07/01/2011     07/01/2005 2          51,840
----------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico GO                                      5.000       07/01/2019     07/01/2008 2         104,475
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico HBFA                                    5.850       10/01/2009     04/01/2005 2          56,347
----------------------------------------------------------------------------------------------------------------------------
      780,000    Puerto Rico HBFA                                    6.100       10/01/2015     04/01/2005 2         798,580
----------------------------------------------------------------------------------------------------------------------------
      575,000    Puerto Rico HBFA                                    6.250       04/01/2029 7   04/01/2005 2         589,059
----------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico HFC                                     5.100       12/01/2018     12/01/2010 2          83,273
----------------------------------------------------------------------------------------------------------------------------
       70,000    Puerto Rico HFC                                     7.300       04/01/2006     04/01/2005 2          70,214
----------------------------------------------------------------------------------------------------------------------------
       60,000    Puerto Rico HFC                                     7.300       10/01/2006     04/01/2005 2          60,181
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico HFC                                     7.400       04/01/2007     04/01/2005 2          25,075
----------------------------------------------------------------------------------------------------------------------------
    1,865,000    Puerto Rico HFC                                     7.500       10/01/2015 7   04/01/2005 2       1,868,488
----------------------------------------------------------------------------------------------------------------------------
    3,820,000    Puerto Rico HFC                                     7.500       04/01/2022 7   04/01/2005 2       3,857,321
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    Puerto Rico Highway & Transportation
                 Authority, Series E                                 5.750       07/01/2024     07/01/2012 2       7,912,800
----------------------------------------------------------------------------------------------------------------------------
       40,000    Puerto Rico Highway & Transportation
                 Authority, Series X                                 5.000       07/01/2022     07/01/2005 2          40,348


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     100,000    Puerto Rico Highway & Transportation
                 Authority, Series Y                                 5.500%      07/01/2018     07/01/2006 2  $      105,621
----------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico Highway & Transportation
                 Authority, Series Y                                 5.500       07/01/2018     07/01/2006 2          84,594
----------------------------------------------------------------------------------------------------------------------------
    1,545,000    Puerto Rico IMEPCF
                 (American Home Products)                            5.100       12/01/2018     06/01/2005 2       1,587,009
----------------------------------------------------------------------------------------------------------------------------
    6,540,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     05/15/2005 2       6,841,494
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     05/15/2005 2       7,340,097
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Infrastructure                          5.000       07/01/2016     01/01/2008 2          10,716
----------------------------------------------------------------------------------------------------------------------------
    8,000,000    Puerto Rico Infrastructure                          5.000       07/01/2021     01/01/2008 2       8,483,920
----------------------------------------------------------------------------------------------------------------------------
       35,000    Puerto Rico Infrastructure                          5.500       10/01/2040     10/01/2010 5          38,128
----------------------------------------------------------------------------------------------------------------------------
      635,000    Puerto Rico Infrastructure                          7.500       07/01/2009 7   06/01/2005 2         651,256
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico ITEMECF
                 (Ana G. Mendez University)                          5.375       02/01/2019     02/01/2011 2          57,401
----------------------------------------------------------------------------------------------------------------------------
   18,425,000    Puerto Rico ITEMECF
                 (Congeneration Facilities)                          6.625       06/01/2026 7   06/01/2010 2      19,973,253
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Puerto Rico ITEMECF (Dr. Pila Hospital)             6.125       08/01/2025     08/01/2005 2       1,553,430
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                            5.500       07/01/2026     07/01/2007 2          26,799
----------------------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                            6.250       07/01/2016     07/01/2005 2         511,620
----------------------------------------------------------------------------------------------------------------------------
       75,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.125       11/15/2025     11/15/2010 2          84,863
----------------------------------------------------------------------------------------------------------------------------
      750,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.375       11/15/2015     11/15/2010 2         846,750
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.500       11/15/2020     11/15/2010 2       2,313,640
----------------------------------------------------------------------------------------------------------------------------
      815,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.375       07/01/2006     01/04/2006 1         811,968
----------------------------------------------------------------------------------------------------------------------------
    1,860,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.500       07/01/2012     01/14/2010 1       1,844,804
----------------------------------------------------------------------------------------------------------------------------
    1,045,000    Puerto Rico ITEMECF
                 (Ryder Memorial Hospital)                           6.400       05/01/2009     05/01/2005 2       1,051,813
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF
                 (Teachers Retirement)                               5.500       07/01/2021     07/01/2006 2          26,464
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Puerto Rico Municipal Finance
                 Agency RITES 9                                      8.945 14    08/01/2013     02/01/2009         1,359,456
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency,
                 Series A                                            5.500       07/01/2017     07/01/2007 2          54,134
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency,
                 Series A                                            5.500       07/01/2021     07/01/2007 2          53,723
----------------------------------------------------------------------------------------------------------------------------
      105,000    Puerto Rico Port Authority, Series C                7.300       07/01/2007 7   07/01/2005 2         107,555
----------------------------------------------------------------------------------------------------------------------------
      150,000    Puerto Rico Port Authority, Series D                6.000       07/01/2021 7   07/01/2005 2         151,325
----------------------------------------------------------------------------------------------------------------------------
      515,000    Puerto Rico Port Authority, Series D                7.000       07/01/2014 7   07/01/2005 2         524,013


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      25,000    Puerto Rico Public Buildings Authority,
                 Series B                                            5.250%      07/01/2021     07/01/2007 2  $       27,184
-----------------------------------------------------------------------------------------------------------------------------
    2,065,000    Puerto Rico Public Buildings Authority,
                 Series D                                            5.125       07/01/2024     07/01/2012 2       2,162,447
-----------------------------------------------------------------------------------------------------------------------------
      745,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 2         845,135
-----------------------------------------------------------------------------------------------------------------------------
      255,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 2         269,994
-----------------------------------------------------------------------------------------------------------------------------
   35,700,000    Puerto Rico Public Finance Corp., Series E          5.700       08/01/2025     02/01/2010 2      40,285,665
-----------------------------------------------------------------------------------------------------------------------------
   64,220,000    Puerto Rico Public Finance Corp., Series E          5.750       08/01/2030     02/01/2007 2      68,670,446
-----------------------------------------------------------------------------------------------------------------------------
      215,000    University of Puerto Rico                           5.500       06/01/2012 7   06/01/2005 2         215,548
-----------------------------------------------------------------------------------------------------------------------------
      255,000    University of Puerto Rico, Series M                 5.250       06/01/2025     06/01/2007 2         261,018
-----------------------------------------------------------------------------------------------------------------------------
       25,000    University of Puerto Rico, Series M                 5.500       06/01/2015     06/01/2005 2          25,695
-----------------------------------------------------------------------------------------------------------------------------
       50,000    University of Puerto Rico, Series O                 5.375       06/01/2030     06/01/2005 2          50,991
-----------------------------------------------------------------------------------------------------------------------------
       45,000    V.I. Hsg. Finance Authority, Series A               6.500       03/01/2025 7   03/01/2005 2          45,968
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Port Authority, Series A                       5.250       09/01/2018     09/01/2010 2       1,062,120
-----------------------------------------------------------------------------------------------------------------------------
    2,650,000    V.I. Public Finance Authority (Hovensa)             5.875       07/01/2022     07/01/2014 2       2,815,837
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2022     10/01/2014 2       2,116,380
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2023     10/01/2014 2       1,056,570
-----------------------------------------------------------------------------------------------------------------------------
   10,000,000    V.I. Public Finance Authority, Series A             5.500       10/01/2015     10/01/2010 2      10,501,400
-----------------------------------------------------------------------------------------------------------------------------
      180,000    V.I. Public Finance Authority, Series A             5.500       10/01/2022     10/01/2008 2         196,042
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.625       10/01/2010     05/29/2008 1       1,065,380
-----------------------------------------------------------------------------------------------------------------------------
       45,000    V.I. Public Finance Authority, Series A             5.625       10/01/2025     10/01/2010 2          46,972
-----------------------------------------------------------------------------------------------------------------------------
   21,030,000    V.I. Public Finance Authority, Series A             6.125       10/01/2029 7   10/01/2010 2      23,678,939
-----------------------------------------------------------------------------------------------------------------------------
    9,820,000    V.I. Public Finance Authority, Series A             6.375       10/01/2019 7   01/01/2010 2      11,339,252
-----------------------------------------------------------------------------------------------------------------------------
   12,000,000    V.I. Public Finance Authority, Series A             6.500       10/01/2024 7   10/01/2010 2      13,849,320
-----------------------------------------------------------------------------------------------------------------------------
      900,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              0.000 13    05/15/2008     05/15/2008           777,033
-----------------------------------------------------------------------------------------------------------------------------
    1,755,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              5.000       05/15/2021     12/28/2009 1       1,629,640
-----------------------------------------------------------------------------------------------------------------------------
    1,440,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              5.000       05/15/2031     09/01/2015         1,280,822
-----------------------------------------------------------------------------------------------------------------------------
    1,470,000    V.I. Water & Power Authority                        5.375       07/01/2010     07/01/2008 2       1,560,761
                                                                                                              ---------------
                                                                                                                 500,384,067

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,562,595,812)--100.5%                                                      3,631,203,762
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)                                                                     (18,385,157)
                                                                                                              ---------------
NET ASSETS--100.0%                                                                                            $3,612,818,605
                                                                                                              ===============


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

2. Optional call date; corresponds to the most conservative yield calculation.

3. Date of mandatory put.

4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

5. Date of prefunded call, or maturity date if escrowed to maturity.

6. Date of planned principal payment.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Represents a zero coupon bond.

9. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $31,242,325, which represents 0.86% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

10. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

11. Issue is in default. See Note 1 of Notes to Financial Statements.

12. Non-income-producing security.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2004
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome

ACLD        Adults and Children with Learning and Developmental Disabilities

ALIA        Alliance of Long Island Agencies

ASMF        Amsterdam Sludge Management Facility

BID         Business Improvement District

BOCES       Board of Cooperative Education Services

CAB         Capital Appreciation Bond

CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP       Child Care Facilities Development Program

CFGA        Child and Family Guidance Association

CHSLI       Catholic Health Services of Long Island

CMA         Community Mainstreaming Associates, Inc.

Con Ed      Consolidated Edison Company

COP         Certificates of Participation

CRR         Center for Rapid Recovery

CSD         Central School District

CSMR        Community Services for the Mentally Retarded

DA          Dormitory Authority

DIAMONDS    Direct Investment of Accrued Municipals

EDA         Economic Development Authority

EFC         Environmental Facilities Corp.

ERDA        Energy Research and Development Authority

FHA         Federal Housing Agency

FNHC        Ferncilff Nursing Home Company

FREE        Family Residences and Essential Enterprises

GO          General Obligation

GSHMC       Good Samaritan Hospital Medical Center

HBFA        Housing Bank and Finance Agency

HDC         Housing Development Corp.

HELP        Homeless Economic Loan Program

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HJDOI       Hospital for Joint Diseases Orthopedic Institute

HKSB        Helen Keller Services for the Blind

IDA         Industrial Development Agency

IGHL        Independent Group Home for Living

IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JDAM        Julia Dyckman Andrus Memorial

JFK         John Fitzgerald Kennedy

KR          Kateri Residence

L.I.        Long Island

LGAC        Local Government Assistance Corp.

LGSC        Local Government Services Corporation

LILCO       Long Island Lighting Corporation

MMC         Mercy Medical Center

MMWNHC      Mary Manning Walsh Nursing Home Company

MSH/NYU     Mount Sinai Hospital/New York University

MTA         Metropolitan Transportation Authority

NY/NJ       New York/New Jersey

NYC         New York City

NYS         New York State

NYSEG       New York State Electric and Gas

NYU         New York University

PACES       Potsdam Auxiliary and College Educational Service

Res Rec     Resource Recovery Facility

RIBS        Residual Interest Bonds

RIT         Rochester Institute of Technology

RITES       Residual Interest Tax Exempt Security

SCHC        Senior Citizen Housing Corporation

SCHRC       St. Charles Hospital and Rehabilitation Center

SCSB        Schuyler Community Services Board

SCSMC       St. Catherine of Sienna Medical Center

SFH         St. Francis Hospital

SONYMA      State of New York Mortgage Agency

SUNY        State University of New York

SV          Sienna Village

SWMA        Solid Waste Management Authority

TASC        Tobacco Settlement Asset-Backed Bonds

TFA         Transitional Finance Authority

TFABs       Tobacco Flexible Amortization Bonds

UDC         Urban Development Corp.

V.I.        United States Virgin Islands

WORCA       Working Organization for Retarded Children and Adults

YMCA        Young Men's Christian Association


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  December 31, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                          MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                            $   876,732,666             24.1%
Hospital/Health Care                               311,528,254              8.6
Electric Utilities                                 308,591,059              8.5
Marine/Aviation Facilities                         272,786,943              7.5
Sales Tax Revenue                                  256,053,220              7.1
General Obligation                                 209,081,699              5.8
Special Assessment                                 194,742,147              5.4
Municipal Leases                                   185,359,764              5.1
Airlines                                           172,420,730              4.8
Higher Education                                   131,058,831              3.6
Multifamily Housing                                119,906,622              3.3
Highways/Railways                                  101,775,215              2.8
Single Family Housing                               88,154,541              2.4
Not-for-Profit Organization                         87,365,427              2.4
Resource Recovery                                   66,888,084              1.8
Gas Utilities                                       58,623,216              1.6
Education                                           52,841,055              1.5
Water Utilities                                     43,448,505              1.2
Manufacturing, Non-Durable Goods                    24,350,547              0.7
Adult Living Facilities                             23,389,952              0.6
Manufacturing, Durable Goods                        14,122,962              0.4
Pollution Control                                   12,106,388              0.3
Paper, Containers & Packaging                        7,540,728              0.2
Sewer Utilities                                      5,673,255              0.2
Parking Fee Revenue                                  4,531,572              0.1
Special Tax                                          1,607,493              0.0
Hotels, Restaurants & Leisure                          522,887              0.0
                                               ---------------------------------
Total                                          $ 3,631,203,762            100.0%
                                               =================================


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        23.5%
AA                                                                         15.2
A                                                                          19.6
BBB                                                                        37.6
BB                                                                          1.4
B                                                                           0.1
CCC                                                                         1.0
Not Rated                                                                   1.6
                                                                         -------
Total                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,562,595,812)--see
accompanying statement of investments                                                 $ 3,631,203,762
------------------------------------------------------------------------------------------------------
Cash                                                                                          913,532
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   56,415,800
Investments sold                                                                           10,207,759
Shares of beneficial interest sold                                                          7,344,072
Other                                                                                          51,253
                                                                                      ----------------
Total assets                                                                            3,706,136,178

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 3.0000% at December 31, 2004)                         76,600,000
Investments purchased (including $6,745,000 purchased on a
when-issued basis or forward commitment)                                                    8,336,925
Shares of beneficial interest redeemed                                                      5,312,021
Distribution and service plan fees                                                          2,215,236
Trustees' compensation                                                                        325,372
Interest expense                                                                              179,012
Transfer and shareholder servicing agent fees                                                 121,792
Shareholder communications                                                                     83,830
Dividends                                                                                       1,240
Other                                                                                         142,145
                                                                                      ----------------
Total liabilities                                                                          93,317,573

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 3,612,818,605
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $ 3,573,724,401
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           2,837,970
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (32,351,716)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 68,607,950
                                                                                      ----------------
NET ASSETS                                                                            $ 3,612,818,605
                                                                                      ================


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,155,310,037 and 647,419,764 shares of beneficial interest outstanding)                       $3.33
Maximum offering price per share (net asset value plus sales charge of 3.50% of
offering price)                                                                                 $3.45
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $417,473,222
and 125,568,210 shares of beneficial interest outstanding)                                      $3.32
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,040,035,346 and 313,441,727 shares of beneficial interest outstanding)                       $3.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 176,208,578

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      13,890,900
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               5,008,564
Class B                                                               4,274,044
Class C                                                              10,088,107
Class X                                                                     454
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 646,111
Class B                                                                 256,898
Class C                                                                 429,054
Class X                                                                     228
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  93,432
Class B                                                                  43,295
Class C                                                                  10,756
--------------------------------------------------------------------------------
Interest expense                                                      1,219,472
--------------------------------------------------------------------------------
Accounting service fees                                               1,042,720
--------------------------------------------------------------------------------
Custodian fees and expenses                                             196,974
--------------------------------------------------------------------------------
Trustees' compensation                                                  166,284
--------------------------------------------------------------------------------
Other                                                                   283,600
                                                                  --------------
Total expenses                                                       37,650,893
Less reduction to custodian expenses                                     (5,483)
Less payments and waivers of expenses                                        (5)
                                                                  --------------
Net expenses                                                         37,645,405

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               138,563,173

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        128,804
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  6,201,394

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 144,893,371
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $   138,563,173       $   137,992,860
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                128,804            (3,202,984)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 6,201,394             7,061,558
                                                                --------------------------------------
Net increase in net assets resulting from operations                144,893,371           141,851,434

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (88,363,361)          (83,295,410)
Class B                                                             (15,346,700)          (15,496,250)
Class C                                                             (36,490,842)          (35,571,960)
Class X                                                                  (5,943)             (175,786)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             206,797,085            72,734,760
Class B                                                             (27,305,785)           59,240,647
Class C                                                              33,616,814           109,135,439
Class X                                                                (393,402)          (12,341,666)

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      217,401,237           236,081,208
------------------------------------------------------------------------------------------------------
Beginning of period                                               3,395,417,368         3,159,336,160
                                                                --------------------------------------
End of period (including accumulated net investment income of
$2,837,970 and $4,568,758, respectively)                        $ 3,612,818,605       $ 3,395,417,368
                                                                ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .14 1           .14            .15              .16            .16
Net realized and unrealized gain                          .01             .01            .05               --            .07
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .15             .15            .20              .16            .23
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.14)           (.14)          (.16)            (.16)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.33      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.77%           4.80%          6.33%            4.85%          7.47%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $2,155,310      $1,944,385     $1,868,271       $1,124,846       $927,079
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,029,517      $1,894,331     $1,472,317       $  996,671       $945,492
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.30%           4.51%          4.65%            4.95%          4.88%
Total expenses                                           0.77%           0.76%          0.74%            0.78%          0.85%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         0.74% 4,7      0.78% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                           --             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .12             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.65%           3.99%          5.53%            4.06%          6.65%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  417,473      $  444,537     $  383,690       $  153,471       $ 92,786
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  427,486      $  429,564     $  261,858       $  113,976       $ 86,107
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.52%           3.72%          3.85%            4.17%          4.09%
Total expenses                                           1.55%           1.55%          1.51%            1.54%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4,5         N/A 4,5        N/A  4,6        1.50% 4,7      1.56% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.31      $     3.30     $     3.26       $     3.26       $   3.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                          .01             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .13             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.31     $     3.30       $     3.26       $   3.26
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.00%           4.02%          5.54%            4.06%          6.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $1,040,035      $1,006,103     $  894,469       $  261,857       $101,858
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,009,112      $  977,323     $  574,124         $150,504       $105,452
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.55%           3.74%          3.82%            4.13%          4.11%
Total expenses                                           1.52%           1.52%          1.51%            1.53%          1.62%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         1.49% 4,7      1.55% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of April 1, 2004, all outstanding Class X shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $6,745,000 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $27,275,218 as of December 31, 2004. Including the effect of leverage, inverse floaters represent 0.67% of the Fund's total assets as of December 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $72,270, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of


                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
 UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED         OTHER INVESTMENTS
 NET INVESTMENT       LONG-TERM                   LOSS        FOR FEDERAL INCOME
 INCOME                    GAIN       CARRYFORWARD 1,2              TAX PURPOSES
 -------------------------------------------------------------------------------
 $3,572,846                 $--            $28,573,742               $64,829,974

1. As of December 31, 2004, the Fund had $28,573,742 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    ----------------------
                    2007      $ 12,378,727
                    2008         7,670,334
                    2009         2,543,678
                    2010         2,629,825
                    2011         3,351,178
                              ------------
                    Total     $ 28,573,742
                              ============

2. During the fiscal year ended December 31, 2004, the Fund utilized $3,906,780 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.


                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                     REDUCTION TO
                                      ACCUMULATED
               INCREASE TO         NET INVESTMENT
               PAID-IN CAPITAL           INCOME 3
               ----------------------------------
               $87,115                    $87,115

3. $87,115 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2004   DECEMBER 31, 2003
        ----------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends       $140,206,846        $134,539,406

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities                  $3,566,373,787
                                                       ===============

       Gross unrealized appreciation                   $   80,967,007
       Gross unrealized depreciation                      (16,137,033)
                                                       ---------------
       Net unrealized appreciation                     $   64,829,974
                                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2004, the Fund's projected benefit obligations were increased by $78,544 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $286,625 as of December 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        171,718,815     $  565,943,463     185,921,557      $  609,285,843
Converted from Class X                          114,318            384,111              --                  --
Dividends and/or
distributions reinvested                     16,514,282         54,475,122      17,241,051          56,457,329
Redeemed                                   (125,849,600)      (414,005,611)   (181,874,534)       (593,008,412)
                                           --------------------------------------------------------------------
Net increase                                 62,497,815     $  206,797,085      21,288,074      $   72,734,760
                                           ====================================================================


                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                              YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         17,494,275     $   57,512,626      41,613,688      $  136,156,391
Dividends and/or
distributions reinvested                      2,923,582          9,631,131       3,308,044          10,825,717
Redeemed                                    (28,739,545)       (94,449,542)    (26,921,732)        (87,741,461)
                                           --------------------------------------------------------------------
Net increase (decrease)                      (8,321,688)    $  (27,305,785)     18,000,000      $   59,240,647
                                           ====================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         76,703,395     $  252,748,926     111,157,316      $  363,373,918
Dividends and/or
distributions reinvested                      6,087,142         20,008,009       7,876,817          25,718,393
Redeemed                                    (72,958,895)      (239,140,121)    (86,073,213)       (279,956,872)
                                           --------------------------------------------------------------------
Net increase                                  9,831,642     $   33,616,814      32,960,920      $  109,135,439
                                           ====================================================================

---------------------------------------------------------------------------------------------------------------
CLASS X
Sold                                                 --     $           --              --      $           --
Dividends and/or
distributions reinvested                            877              2,939          31,891             105,156
Converted to Class A                           (114,318)          (384,111)             --                  --
Redeemed                                         (4,320)           (12,230)     (3,774,736)        (12,446,822)
                                           --------------------------------------------------------------------
Net decrease                                   (117,761)    $     (393,402)     (3,742,845)     $  (12,341,666)
                                           ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $787,894,913 and $539,098,318, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. Effective January 1, 2005, the Fund pays the Manager an advisory fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2004, the Fund paid $1,042,720 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $1,329,775 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B and Class C were $3,986,029 and $17,499,485, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                    CLASS A           CLASS B          CLASS C
                                   CLASS A       CONTINGENT        CONTINGENT       CONTINGENT
                                 FRONT-END         DEFERRED          DEFERRED         DEFERRED
                             SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES
                               RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------
December 31, 2004               $1,032,487          $26,254          $803,375         $226,138

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2004, OFS waived $4, and $1 for Class B and Class X shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum. This agreement terminated on January 21, 2005.

      The Fund had borrowings outstanding of $76,600,000 at December 31, 2004 at an interest rate of 3.0%. For the year ended December 31, 2004, the average month-end balance was $53,921,153 at an average daily interest rate of 2.16%. The Fund had gross borrowings and gross loan repayments of $631,200,000 and $644,400,000, respectively, during the year ended December 31, 2004. The maximum amount of borrowings outstanding at any month-end was $86,100,000. The Fund paid commitment fees of $25,306 and interest of $1,194,166 during the year ended December 31, 2004.

      Effective January 21, 2005 the Fund has entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.30% as of January 21, 2005).


                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

The Fund pays additional fees of 0.30% per annum on its outstanding borrowings and is allocated its pro-rata share of a 0.13% per annum commitment fee with respect to the facility size.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund, (the sole portfolio constituting Rochester Portfolio Series), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
February 8, 2005


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 99.3% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (85.8%), New Jersey (0.7%), Puerto Rico (11.1%), Guam (0.6%), Virgin Islands (1.8%).

      During 2004, 23.4% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE,AGE       HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                                  OVERSEEN BY TRUSTEE
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                                  HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the Board             Partner of Trivest Venture Fund (private venture capital fund); former President
of Trustees, Trustee              of Investment Counseling Federated Investors, Inc.; Trustee of the following
(since 1995)                      open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 71                           Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                      Director, Neuberger Berman Income Managers Trust, Neuberger & Berman Income
Trustee (since 1992)              Funds and Neuberger Berman Trust, (1995-present); Neuberger Berman Equity Funds
Age: 75                           (November 2000-present); Trustee, Neuberger Berman Mutual Funds (October
                                  1994-present); formerly Chairman and Treasurer, CDC Associates, a registered investment adviser (December 1993-February 1996); Independent Consultant; Chief
                                  Investment Officer, CDC Associates (1996-June 2000); Consultant and director,
                                  CDC Associates (December 1993-February 1999). Oversees 3 portfolios in the
                                  OppenheimerFunds complex.

PAUL Y. CLINTON,                  Principal of Clinton Management Associates (1996-present) (a financial and
Trustee (since 1995)              venture capital consulting firm); Trustee of Pimco Advisors VIT (open-end
Age: 73                           investment company). Formerly a director or trustee of the following open-end investment companies: OCC Cash Reserves, Inc. (1989-December 2002), Capital Cash
                                  Management Trust (1979-December 2004), Prime Cash Fund and Narragansett Insured
                                  Tax-Free Income Fund (1996-December 2004). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)              OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,                 Chairman and Chief Executive Officer of Aquila Management Corporation, the
Trustee (since 1995)              sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 75                           following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                  Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                  Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free
                                  Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and
                                  Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President,
                                  Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director
                                  of its predecessors; President and Director of STCM Management Company, Inc.,
                                  sponsor and adviser to CCMT; Chairman, President and a Director of InCap
                                  Management Corporation, formerly sub-adviser and administrator of Prime Cash
                                  Fund and Short Term Asset Reserves; Trustee Emeritus of Brown University.
                                  Formerly Chairman of the Board of Trustees and President of Hawaiian Tax-Free
                                  Trust. Oversees 11 portfolios in the OppenheimerFunds complex.


                    76 | LIMITED TERM NEW YORK MUNICIPAL FUND

BRIAN WRUBLE,                     General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Trustee (since 2001)              distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                           Opportunities Fund, LLC; Investment Advisory Board (since October 2004) of
                                  Zurich Financial Services; Board of Governing Trustees (since August 1990) of
                                  The Jackson Laboratory (genetics laboratory, non profit); Trustee (since May
                                  1992) of Institute for Advanced Study (educational institute); Formerly Special
                                  Limited Partner (1999-2004) and Managing Principal (through December 1998) of
                                  Odyssey Investment Partners, LLC (private equity investment); Trustee
                                  (2000-2002) of Research Foundation of AIMR (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (economics research)
                                  (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY
                                  AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                  NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                  CENTENNIAL, CO 80112-3924, FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY
                                  14625. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS RESIGNATION, DEATH OR
                                  REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)            (since September 2000) of the Manager; President and a director or trustee of
Age: 55                           other Oppenheimer funds; President and a director (since July 2001) of
                                  Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                  Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                  Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                  (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                  Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                  of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                                  Investment Company Institute's Board of Governors (elected to serve from October
                                  3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                                  (September 2000-June 2001) of the Manager; President and trustee (November
                                  1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                  Funds (open-end investment companies); a director (September 1999-August 2000)
                                  of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                  (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                  (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                  wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as
                                  Trustee/Director and 21 additional portfolios as Officer in the
                                  OppenheimerFunds complex.


                    77 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RONALD H. FIELDING,               Senior Vice President (since January 1996) of the Manager; Chairman of the
Vice President (since 1996)       Rochester Division of the Manager (since January 1996); an officer of 9
Age: 55                           portfolios in the OppenheimerFunds complex.


BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)            of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 45                           Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                  and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                  Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                  Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                  non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                  (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                  Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                  Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                                  Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            February 2002) of the Manager; General Counsel and a director (since November
Age: 56                           2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                  Asset Management Corporation; Senior Vice President and General Counsel (since
                                  November 2001) of HarbourView Asset Management Corporation; Secretary and
                                  General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                  Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc; Vice President and a director
                                  (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                  (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                  President, General Counsel and a director (since November 2001) of Shareholder
                                  Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                  Inc. and OFI Trust Company; Vice President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                  (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                                  (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                  President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                  2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                                  OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                                  83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer          Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                      (until February 2004) Vice President and Director of Internal Audit of the
Age: 54                           Manager. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  78 | LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $35,000 in fiscal 2004 and $30,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services.
            Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $408 in fiscal 2004 and $550 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,908 in fiscal 2004 and $5,550 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)